UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4571

Name of Registrant: Vanguard Pennsylvania Tax-Free Funds

Address of Registrant:

P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2008– May 31, 2009

Item 1: Reports to Shareholders

Vanguard Pennsylvania Tax-Exempt Funds Semiannual Report

May 31, 2009

Vanguard Pennsylvania Tax-Exempt Money Market Fund

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

>	Vanguard Pennsylvania Tax-Exempt Money Market Fund returned 0.40% for the six months ended May 31, 2009, exceeding the average return of its peer group.
>	After a disappointing year, the long-term municipal bond market snapped back with a strong rally during the six-month period.
>	Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned nearly 8% for the half-year, somewhat lower than both the average return of its peer group and the result of its benchmark index.

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Your Fund’s Total Returns

Six Months Ended May 31, 2009
				Taxable-
	Income	Capital	SEC	Equivalent	Total
	Returns	Returns	Yield	Yield	Returns
Vanguard Pennsylvania Tax-Exempt Money
Market Fund	0.40%	0.00%	0.54%	0.86%	0.40%
Average Pennsylvania Tax-Exempt Money
Market Fund					0.19
Average Pennsylvania Tax-Exempt Money Market Fund: Derived from data provided by Lipper Inc.
Vanguard Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	2.31%	5.59%	3.60%	5.71%	7.90%
Admiral™ Shares	2.36	5.59	3.68	5.84	7.95
Barclays Capital 10 Year Municipal Bond Index					8.23
Average Pennsylvania Municipal Debt Fund					9.64

Average Pennsylvania Municipal Debt Fund: Derived from data provided by Lipper Inc.

7-day SEC yield for the Pennsylvania Tax-Exempt Money Market Fund;

30-day SEC yield for the Pennsylvania Long-Term Tax-Exempt Fund.

Calculation of the taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 35% and the maximum commonwealth of Pennsylvania income tax rate. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

Admiral Shares are a lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Your Fund’s Performance at a Glance

November 30, 2008, Through May 31, 2009

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Pennsylvania Tax-Exempt Money
Market Fund	$1.00	$1.00	$0.004	$0.000
Vanguard Pennsylvania Long-Term
Tax-Exempt Fund
Investor Shares	$10.19	$10.76	$0.229	$0.000
Admiral Shares	10.19	10.76	0.233	0.000

President’s Letter

Dear Shareholder:

Short-term and long-term returns in the municipal securities market moved in different directions during the fiscal half-year ended May 31, 2009.

Vanguard Pennsylvania Tax-Exempt Money Market Fund returned 0.40%, among its lowest six-month returns ever, as actions by the Federal Reserve Board dramatically reduced short-term interest rates. The fund maintained a net asset value of $1 per share, as is expected but not guaranteed.

By contrast, long-term municipal bonds bounced back strongly after an unusually tough fiscal 2008. Vanguard Pennsylvania Long-Term Tax-Exempt Fund surged back from its decline in 2008, returning 7.90% for Investor Shares and 7.95% for Admiral Shares, as the broad municipal market recorded one of its best six-month performances in years.

Yields moved lower for both funds. While the Fed’s rate-cutting primarily affected the short end of the maturity spectrum, strong demand for long-term municipal bonds drove their prices up and their yields down.

The yield of the Pennsylvania Tax-Exempt Money Market Fund stood at 1.23% as of November 30, 2008, but dropped sharply to 0.54% by May 31.

For the Pennsylvania Long-Term Tax-Exempt Fund, yields fell to 3.60% for Investor Shares and 3.68% for Admiral Shares, from 4.50% and 4.58%, respectively, six months earlier. (For additional perspective, see the accompanying “Investment insight” box, on page 5.) On a taxable-equivalent basis, the yields for both funds were higher, as shown in the table on page 1.

Note: The funds are permitted to invest in securities whose income is subject to the alternative minimum tax. The Long-Term Fund owns no securities that would generate income distributions subject to the AMT. The Money Market Fund holds some of these securities.

Government actions spurred investor confidence in bonds

The fixed income market gyrated during the fiscal half-year. After Lehman Brothers’ collapse in September, investors fled in droves to U.S. Treasury bonds, considered the safest of all securities. The difference between the yields of Treasuries and those of corporate bonds surged to levels not seen since the 1930s.

The credit-market crisis also rattled the municipal bond market. At the beginning of the period, this produced municipal bond yields higher than those of Treasuries, a reversal of the traditional relationship between taxable and tax-exempt yields. Since December, munis have stabilized, in part because of federal government initiatives to help cash-starved

Market Barometer
		Total Returns
	Periods Ended May 31, 2009
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	5.11%	5.36%	5.01%
Barclays Capital Municipal Bond Index	9.00	3.57	4.41
Citigroup Three-Month U.S. Treasury Bill Index	0.12	0.89	3.03

Stocks
Russell 1000 Index (Large-caps)	5.73%	-32.95%	-1.55%
Russell 2000 Index (Small-caps)	7.03	-31.79	-1.18
Dow Jones U.S. Total Stock Market Index	6.58	-32.39	-1.13
MSCI All Country World Index ex USA (International)	22.20	-35.55	5.65

CPI
Consumer Price Index	0.67%	-1.28%	2.49%

state and local governments, and the traditional relationship between Treasury and muni yields seemed to be reasserting itself. For the six months, the broad municipal bond market returned about 9%.

In an effort to thaw the credit markets and stimulate the economy, the Federal Reserve Board reduced its target for short-term interest rates to an all-time low of 0% to 0.25% in December. In recent months, the Fed has unveiled plans to purchase a huge amount of Treasury and mortgage-backed securities to drive up their prices and push down yields, and thus keep borrowing costs, such as mortgage rates, low.

By the end of the period, bond investors were more optimistic and willing to take on riskier, higher-yielding corporate bonds. Barclays Capital U.S. Aggregate Bond Index returned about 5% for the fiscal half-year, while high-yield bonds, as measured by the Barclays Capital U.S. Corporate High Yield Bond Index, returned nearly 37% for the same period.

Stocks ended the period with impressive gains

Global stock markets improved significantly during the six months ended May 31. The broad U.S. stock market returned nearly 7%—the first six-month gain since October 2007. May saw the third consecutive monthly increase for U.S. stocks, with investors heartened by an apparent moderation in the bad economic

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral
	Shares	Shares	Peer Group
Pennsylvania Tax-Exempt Money Market Fund	0.17%	—	0.61%
Pennsylvania Long-Term Tax-Exempt Fund	0.20	0.12%	1.16

The fund expense ratios shown are from the prospectus dated March 27, 2009, and represent estimated costs for the current fiscal year based on the funds’ current net assets. For the six months ended May 31, 2009, the Pennsylvania Tax-Exempt Money Market Fund’s expense ratio was 0.17%. The Pennsylvania Long-Term Tax-Exempt Fund’s expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares. Peer groups are: for the Pennsylvania Tax-Exempt Money Market Fund, the Average Pennsylvania Tax-Exempt Money Market Fund; and for the Pennsylvania Long-Term Tax-Exempt Fund, the Average Pennsylvania Municipal Debt Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2008.

news. Consumer confidence ticked higher, and earlier estimates of first-quarter gross domestic product (GDP) were revised upward.

International stocks returned about 22% for the fiscal half-year—their highest six-month return since April 2006. Higher commodity prices and a slight rebound in manufacturing orders helped reverse the steep declines that plagued international markets earlier in the period. Aggressive stimulus measures by some governments, including China’s, helped the world’s emerging markets claw their way toward recovery.

Despite encouraging signs, many investors remained fearful that long-term inflation would be kindled by the U.S. Treasury’s massive borrowing, a weaker dollar, and higher crude-oil prices. The U.S. economy also continues to struggle with high levels of unemployment.

Investor demand, government efforts stimulated the market for munis

To a significant extent, the performance of each state’s municipal securities is consistent with that of the tax-exempt market as a whole, reflecting the relative homogeneity of securities issued by states and municipalities. That is why strong demand for longer-term municipal bonds during the six months ended May 31 helped boost the returns of Pennsylvania tax-exempt bonds along with others.

Investment insight

A historical yield pattern appears to be returning

At the start of the fiscal period, municipal securities generally offered higher pre-tax yields than taxable Treasuries—an inversion of the typical relationship. Munis usually yield less than Treasuries, because their interest income is generally exempt from federal taxes. As the period progressed, Treasury yields rose and muni yields declined, perhaps indicating a return to normalcy after a period of extreme turmoil in the bond markets.

Month-end yields
	November	December	January	February	March	April	May
	2008	2008	2009	2009	2009	2009	2009
Pennsylvania Long-Term
Tax-Exempt Fund Investor
Shares (30-day SEC yield)	4.50%	4.39%	3.72%	3.67%	3.83%	3.66%	3.60%
10-year Treasury notes	2.92%	2.21%	2.84%	3.02%	2.67%	3.12%	3.46%

Note: Ten-year Treasury yields are based on month-end yields, as calculated by Bloomberg L.P. The fund’s yield, calculated according to an SEC-required method, represents the yield on a portfolio of securities with an average effective maturity that is expected to remain between 10 and 25 years.

Quickening the demand were the attractive prices of long-term municipals—a consequence of credit-crisis-related forced sales by hedge funds and other investors in the final months of fiscal 2008.

The federal government’s stimulus efforts—including payments to state and local governments and the creation of a new subsidized, taxable municipal bond aimed at lowering financing costs—also helped generate more optimistic investor sentiment in the muni marketplace.

In this environment, Vanguard Pennsylvania Long-Term Tax-Exempt Fund performed strongly: Its Investor Shares returned 7.90% and its Admiral Shares 7.95%, compared with 8.23% produced by its benchmark index. The fund trailed the 9.64% average return of competitors largely because of its emphasis on higher-quality bonds: Funds with lower-quality bonds tend to perform relatively better during strong markets such as the recent period, while funds with higher-quality assets tend to perform better in down markets (as the Vanguard fund did in fiscal 2008, despite its negative return).

Vanguard Pennsylvania Tax-Exempt Money Market Fund was bolstered by its low expense ratio compared with most tax-exempt money market funds (see the accompanying table on page 4)—an important advantage in these lean times for interest income. The fund returned 0.40%, compared with 0.19% for its competitor funds.

As the municipal market enters the second half of fiscal year 2009, concerns have been raised about the fiscal outlook for states and municipalities—and, of course, the soundness of their finances bears close watching during this severe recession. It’s important to keep in mind, however, that the performance of the Pennsylvania Long-Term Tax-Exempt Fund over the 2008 fiscal year stemmed more from distress among financial institutions than from trouble with municipal securities. State and local governments have a long history of meeting investor obligations, even in periods of extreme economic decline.

A balanced portfolio can help to counter uncertainty

The financial markets are fraught with uncertainty: That is their nature, as every seasoned investor knows. At times, however, the uncertainty is heightened, and that characterizes the current market environment.

Whatever the outlook, Vanguard’s experience suggests that the best investment strategy is a long-term program built on a diversified mix of stock, bond, and money market funds that fits your goals, time horizon, and tolerance for risk. A balanced portfolio can’t be expected to produce the best (or worst) performance in a given period, but it can help you reap the rewards of the market’s best-performing assets while muting the impact of the worst-performing ones.

The Vanguard Pennsylvania Tax-Exempt Funds—each combining low costs with the skilled management and expert credit analysis of Vanguard’s Fixed Income Group—can be a valuable part of such a diversified, long-term portfolio.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

June 15, 2009

Details about the Treasury Temporary Guarantee Program for Money Market Funds

The Pennsylvania Tax-Exempt Money Market Fund is participating in the U.S. Treasury’s Temporary Guarantee Program, which provides a guarantee to money market fund shareholders based on the number of shares they owned at the close of business on September 19, 2008. The program will expire on September 18, 2009. Some details of the program:

• Any increase in the number of shares that an investor held after the close of business on September 19, 2008, will not be guaranteed.

• If a shareholder closes his or her account in the fund, any future investment in the fund will not be guaranteed.

• If the number of shares an investor holds fluctuates over the period, the investor will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less.

Advisor’s Report

For the fiscal half-year ended May 31, 2009, Vanguard Pennsylvania Tax-Exempt Money Market Fund returned 0.40%, exceeding the average return of peer-group funds. Vanguard Pennsylvania Long-Term Tax-Exempt Fund registered a nearly 8% return, reversing the negative result of the previous fiscal year but lagging both the performance of its benchmark index and the average return of competitors.

The investment environment

As the six-month period began, the shocks of the Lehman Brothers bankruptcy and the federal government’s rescue of American International Group (AIG) were still reverberating throughout the financial markets. Credit markets had seized up, and prices had fallen for all but the “safest” assets (that is, U.S. Treasuries) as investors rushed headlong to avoid any hint of risk. Hedge funds and closed-end funds, which had relied on massive debt to finance investments in assets such as mortgage-backed securities and municipal bonds, had no choice but to sell those assets as the value of their collateral declined.

The strong demand for Treasuries drove down their yields, while the rushed sales of municipal bonds increased their yields, reversing the usual relationship: By December, the yield of 30-year AAA-rated municipal bonds was almost double that of 30-year Treasuries, compared with the typical ratio of about 90%.

Yields of Municipal Securities
(AAA-Rated General-Obligation Issues)
	November 30,	May 31,
Maturity	2008	2009
2 years	2.13%	0.94%
5 years	2.93	1.97
10 years	4.02	2.97
30 years	5.38	4.55
Source: Vanguard.

After December, however, the investment environment improved considerably. The municipal market began to stabilize, bolstered by federal government initiatives that prompted investors to take advantage of municipal securities’ depressed prices. The Federal Reserve Board had pushed its target for the federal funds rate as low as it could go, to a range of 0%–0.25%. The Fed also adopted an unconventional policy of “quantitative easing”—an array of programs aimed at thawing frozen credit markets. In addition, in February the U.S. Congress passed the American Recovery and Reinvestment Act of 2009, an enormous stimulus program that includes direct payments to state and local governments.

The act also provides for the “Build America Bonds” program, which allows municipalities to issue federally subsidized taxable bonds. A number of states, agencies, and local governments—in California, New York, and New Jersey, for example—quickly took advantage of this new investment tool to lower their financing costs.

Toward the end of the fiscal half-year, liquidity had improved in the municipal bond market and credit spreads were tightening. Investors’ appetite for risk began to revive, which cooled demand for Treasuries and pushed their yields higher. Long-term municipal bonds rallied, driving their yields lower. The relationship between municipal bond yields and Treasury yields was approaching normalcy—note, for example, the table in the President’s Letter comparing the yield of the Pennsylvania Long-Term Tax-Exempt Fund with Treasury yields.

The troubles faced by the municipal bond market can be seen in the supply of new issuance, which fell during the six months ended May 31 by almost 23%, to $162 billion, from a year earlier. The drop reflects a higher-than-normal issuance in the prior year as states and local governments turned to traditional bonds to replace auction-rate and variable-rate debt securities, which incurred credit-crisis problems. The decline also reflected investors’ pronounced risk-aversion in late 2008, when there was little appetite for anything but Treasuries. During the six months, Pennsylvania government entities floated $7.8 billion in securities, down from $9.6 billion a year earlier.

Management of the funds

The yield of the Pennsylvania Tax-Exempt Money Market Fund declined for the six months ended May 31, as the Fed continued its policy of lowering interest rates. As described in the President’s Letter, the Vanguard Pennsylvania Tax-Exempt Money Market Fund has a competitive advantage in its low-cost structure. This, together with our emphasis on the high quality of municipal issuers, was an important factor in enabling the fund to outpace the average result of peer funds for the recent fiscal period. (The Pennsylvania Long-Term Tax-Exempt Fund also benefits from a low expense ratio.)

During the half-year, the Pennsylvania Long-Term Tax-Exempt Fund benefited from the post-December rally in long-term municipal bonds. The fund’s Investor Shares returned 7.90% and its Admiral Shares, 7.95%. As expected, a rally in long-term municipal bond prices helped push down yields for the Pennsylvania Long-Term Tax-Exempt Fund. The fund’s total return trailed the 8.23% return of its benchmark index and the 9.64% average return of competitors largely because of the fund’s emphasis on higher-quality bonds. Funds with lower-quality bonds tend to perform relatively better during strong markets such as the recent period, when an increase in investors’ appetite for risk can provide an extra boost to lower-rated securities.

Outlook

States and municipalities are facing historic fiscal challenges amid a severe recession and a housing slump that have reduced tax revenues. In Pennsylvania, for example, the severe recession slashed tax revenues, causing lawmakers to grapple with closing a budget deficit in excess of $3 billion. As the fiscal half-year was ending, state legislators were debating a combination of spending cuts and tax increases.

In general, the federal government’s stimulus program and its other steps are helping to bridge a portion of state and municipal budget gaps. Looking forward, we expect these shortfalls to continue to be largely filled by tax increases, spending cuts, and tapping of reserves, the precise mix depending on each locality’s economic and political situation. Of course, this will result in tough decision-making at all levels of government as the funds’ new fiscal period proceeds. While Pennsylvania faces a slowing economy, reduced tax-revenue growth, and accompanying budget stresses, the commonwealth appears to be in better fiscal shape than many other states.

At Vanguard, we are ready for the challenges presented by the severe recession. The credit quality of issuers has never been more important. We expect our long-standing practice of conducting rigorous and independent analyses will continue to serve you well. Coupled with the Pennsylvania Tax-Exempt Funds’ broad diversification and low expense ratios, your funds are positioned to take advantage of the best opportunities in an unusually demanding environment.

Kathryn T. Allen,

Principal, Portfolio Manager

Marlin G. Brown,

Portfolio Manager

Vanguard Fixed Income Group

June 25, 2009

Pennsylvania Tax-Exempt Money Market Fund

Fund Profile

As of May 31, 2009

Financial Attributes

Ticker Symbol	VPTXX
Expense Ratio[1]	0.17%
7-Day SEC Yield	0.54%
Average Quality	MIG-1
Average Weighted Maturity	31.0 days
Average quality: Moody’s Investors Service.

Distribution by Credit Quality (% of portfolio)

MIG-1/A-1+/SP-1+/F-1+	80.5%
P-1/A-1/SP-1/F-1	15.7
AAA/AA	3.8
Ratings: Moody’s Investors Service, Standard & Poor’s, Fitch.

1 The fund expense ratio shown is from the prospectus dated March 27, 2009, and represents estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended May 31, 2009, the fund’s expense ratio was 0.17%.

Pennsylvania Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at a $1 per share, it is possible to lose money by investing in the fund. (For details on the fund’s participation in the U.S. Treasury’s temporary guarantee program, please see the note on page 7.) The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 1998, Through May 31, 2009
		Average
		Pennsylvania
		Tax-Exempt
		Money Market
		Fund
Fiscal Year	Total Return	Total Return
1999	3.06%	2.73%
2000	3.91	3.56
2001	2.89	2.52
2002	1.32	1.00
2003	0.91	0.56
2004	1.05	0.60
2005	2.19	1.73
2006	3.31	2.83
2007	3.64	3.14
2008	2.42	1.94
2009*	0.40	0.19

7-day SEC yield (5/31/2009):0.54%

Average Pennsylvania Tax-Exempt Money Market Fund:

Derived from data provided by Lipper Inc.

* Six months ended May 31, 2009.

Average Annual Total Returns: Periods Ended March 31, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Pennsylvania Tax-Exempt Money Market Fund	6/13/1988	1.76%	2.52%	2.40%

Vanguard fund total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

See Financial Highlights for dividend information.

Pennsylvania Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

					Face	Market
			Maturity		Amount	Value¥
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (100.8%)
Pennsylvania (98.5%)
1	Abington PA School District TOB VRDO	0.290%	6/5/09	LOC	7,500	7,500
	Adams County PA IDA (Gettysburg College) VRDO	0.200%	6/5/09	LOC	5,750	5,750
1	Allegheny County PA GO TOB VRDO	0.490%	6/5/09	(13)	25,985	25,985
	Allegheny County PA GO VRDO	0.380%	6/5/09	LOC	14,455	14,455
	Allegheny County PA GO VRDO	0.380%	6/5/09	LOC	37,300	37,300
	Allegheny County PA Higher Educ. Auth. Rev.
	(Univ. of Pittsburgh Medical Center
	Children’s Hosp.) VRDO	0.250%	6/5/09		36,000	36,000
	Allegheny County PA Higher Educ. Building Auth.
	(Carnegie Mellon Univ.) VRDO	0.150%	6/1/09		44,720	44,720
	Allegheny County PA Higher Educ. Building Auth.
	(Point Park Univ.) VRDO	0.340%	6/5/09	LOC	15,455	15,455
	Allegheny County PA Hosp. Dev. Auth. Rev.
	(Jefferson Regional Medical Center) VRDO	0.340%	6/5/09	LOC	3,625	3,625
	Allegheny County PA Hosp. Dev. Auth. Rev.
	(Presbyterian Univ. Health System) VRDO	0.250%	6/5/09	LOC	4,935	4,935
1	Allegheny County PA Hosp. Dev. Auth. Rev.
	(Univ. of Pittsburgh Medical Center) TOB VRDO	0.390%	6/5/09	LOC	49,060	49,060
1	Allegheny County PA Hosp. Dev. Auth. Rev.
	(Univ. of Pittsburgh Medical Center) TOB VRDO	0.390%	6/5/09	LOC	54,990	54,990
	Allegheny County PA IDA Rev.
	(Residential Rental) VRDO	0.600%	6/5/09	LOC	2,865	2,865
	Allegheny County PA IDA Rev.
	(Western PA School for Blind Children) PUT	2.100%	7/1/09		15,000	15,000
	Beaver County PA IDA PCR
	(FirstEnergy Nuclear) VRDO	0.310%	6/5/09	LOC	62,600	62,600
	Beaver County PA IDA PCR (FirstEnergy) VRDO	0.260%	6/1/09	LOC	6,700	6,700
	Beaver County PA IDA PCR (FirstEnergy) VRDO	0.350%	6/5/09	LOC	52,250	52,250
	Beaver County PA IDA PCR (FirstEnergy) VRDO	0.400%	6/5/09	LOC	60,500	60,500
	Beaver County PA IDA PCR
	(Met Edison Co.) VRDO	0.300%	6/5/09	LOC	10,000	10,000
	Beaver County PA IDA PCR
	(Pennsylvania Electric Co. Project) VRDO	0.400%	6/5/09	LOC	9,000	9,000
	Beaver County PA IDA PCR VRDO	0.950%	6/5/09		6,900	6,900
1	Berks County PA Hosp. Rev.
	(Reading Hosp. & Medical Center) TOB VRDO	0.440%	6/5/09	LOC	15,995	15,995
	Berks County PA Hosp. Rev.
	(Reading Hosp. & Medical Center) VRDO	0.220%	6/5/09		28,565	28,565

Pennsylvania Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value¥
		Coupon	Date		($000)	($000)
	Berks County PA Hosp. Rev.
	(Reading Hosp. & Medical Center) VRDO	0.270%	6/5/09		28,750	28,750
	Berks County PA IDA (Kutztown Univ.) VRDO	0.350%	6/5/09	LOC	13,105	13,105
	Berks County PA Muni. Auth. Incremental
	Draw Rev. (Albright College) VRDO	0.300%	6/5/09	LOC	25,500	25,500
	Bucks County PA IDA (Grand View Hosp.) VRDO	0.250%	6/5/09	LOC	14,000	14,000
	Bucks County PA IDA (Grand View Hosp.) VRDO	0.300%	6/5/09	LOC	8,850	8,850
	Bucks County PA IDA
	(Pennswood Village Project) VRDO	0.400%	6/5/09	LOC	8,415	8,415
	Bucks County PA IDA
	(Pennswood Village Project) VRDO	0.400%	6/5/09	LOC	8,600	8,600
	Bucks County PA IDA Econ. Dev. Rev.
	(Law School Admission Council) VRDO	0.350%	6/5/09	LOC	12,090	12,090
	Butler County PA General Auth. Rev.
	(Hampton Township) VRDO	1.300%	6/5/09	(4)	7,700	7,700
	Butler County PA Hosp. Auth. Rev.
	(Butler Health System Project) VRDO	0.220%	6/5/09	LOC	5,000	5,000
	Cambria County PA IDA Rev.
	(American National Red Cross) VRDO	0.200%	6/5/09	LOC	4,500	4,500
	Chambersburg PA Auth. Rev.
	(Wilson College Project) VRDO	0.350%	6/5/09	LOC	31,180	31,180
	Chester County PA Health & Educ.
	Fac. Auth. Rev. (Jefferson Health System) VRDO	0.300%	6/5/09		13,255	13,255
	Chester County PA Health & Educ.
	Fac. Auth. Rev. (Jefferson Health System) VRDO	0.350%	6/5/09		31,825	31,825
1	Chester County PA IDA Water Fac. Rev. TOB VRDO	0.520%	6/5/09	(13)	15,935	15,935
1	Chester County PA TOB VRDO	0.320%	6/5/09		4,995	4,995
	Cumberland County PA Muni. Auth. Rev.
	(Asbury Obligated Group) VRDO	0.320%	6/5/09	LOC	5,470	5,470
	Dallastown Area School Dist. VRDO	1.250%	6/5/09	(4)	7,000	7,000
	Dauphin County PA General Auth. Health
	System Rev. (Pinnacle Health) VRDO	0.400%	6/5/09	(4)	18,685	18,685
	Dauphin County PA General Auth. Hosp. Rev.
	(Reading Hosp. & Medical Center) VRDO	0.300%	6/5/09		7,855	7,855
	Dauphin County PA VRDO	0.270%	6/5/09		7,625	7,625
	Delaware County PA Auth. Rev.
	(Haverford College) VRDO	0.150%	6/5/09		29,315	29,315
	Delaware County PA Auth. Univ. Rev.
	(Villanova Univ.) VRDO	0.350%	6/5/09	LOC	8,310	8,310
	Delaware County PA Auth. Univ. Rev.
	(Villanova Univ.) VRDO	0.350%	6/5/09	LOC	12,525	12,525
	Delaware County PA Hosp. Auth. Rev.
	(Crozer-Chester Medical Center) VRDO	0.480%	6/5/09	LOC	3,900	3,900
	Delaware County PA IDA Airport Fac.
	(United Parcel Service) VRDO	0.160%	6/1/09		18,400	18,400
	Delaware County PA IDA PCR
	(BP Exploration & Oil) VRDO	0.250%	6/1/09		1,800	1,800
	Delaware County PA IDA PCR
	(BP Exploration & Oil) VRDO	0.250%	6/1/09		27,450	27,450
	Delaware County PA IDA PCR
	(BP Exploration & Oil) VRDO	0.300%	6/1/09	LOC	39,915	39,915
	Delaware County PA IDA PCR
	(Exelon Generation Co.) CP	0.400%	6/3/09	LOC	29,235	29,235
	Delaware County PA IDA Refunding Resource
	Recovery Fac. (General Electric
	Capital Corp.) VRDO	0.280%	6/5/09		8,595	8,595

Pennsylvania Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value¥
		Coupon	Date		($000)	($000)
	Delaware County PA IDA Refunding Resource
	Recovery Fac. (General Electric
	Capital Corp.) VRDO	0.290%	6/5/09		44,100	44,100
1	Delaware County PA IDA Rev.
	(Aqua PA Inc.) TOB VRDO	0.520%	6/5/09	(13)	9,915	9,915
	Delaware County PA IDA Solid Waste Rev.
	(Scott Paper Co.) VRDO	0.650%	6/5/09		14,895	14,895
	Delaware County PA IDA Solid Waste Rev.
	(Scott Paper Co.) VRDO	0.650%	6/5/09		17,000	17,000
	Delaware County PA IDA Solid Waste Rev.
	(Scott Paper Co.) VRDO	0.650%	6/5/09		14,900	14,900
	Delaware River Joint Toll Bridge Comm.
	Pennsylvania & New Jersey Rev. VRDO	0.900%	6/5/09	LOC	15,165	15,165
	Doylestown PA Hosp. Auth. Hosp. Rev. VRDO	0.300%	6/5/09	LOC	11,700	11,700
	Emmaus PA General Auth. Rev. VRDO	0.300%	6/5/09	LOC	4,800	4,800
	Emmaus PA General Auth. Rev. VRDO	0.300%	6/5/09	LOC	2,200	2,200
	Emmaus PA General Auth. Rev. VRDO	0.300%	6/5/09	LOC	1,200	1,200
	Emmaus PA General Auth. Rev. VRDO	0.320%	6/5/09	LOC	5,000	5,000
	Fayette County PA Hosp. Auth. Rev.
	(Fayette Regional Health System) VRDO	0.340%	6/5/09	LOC	15,000	15,000
1	Geisinger Health System Auth. of
	Pennsylvania Rev. (Penn State Geisinger
	Health System) TOB VRDO	0.300%	6/5/09		4,995	4,995
1	Geisinger Health System Auth. of
	Pennsylvania Rev. (Penn State Geisinger
	Health System) TOB VRDO	0.300%	6/5/09		4,180	4,180
	Geisinger Health System Auth. of
	Pennsylvania Rev. (Penn State
	Geisinger Health System) VRDO	0.200%	6/1/09		32,115	32,115
	Geisinger Health System Auth. of
	Pennsylvania Rev. (Penn State Geisinger
	Health System) VRDO	0.200%	6/1/09		1,750	1,750
	Governor Mifflin PA School Dist. BAN	1.250%	5/15/10		3,000	3,016
	Haverford Township PA School Dist. VRDO	0.340%	6/5/09	LOC	5,000	5,000
	Lackawanna County PA GO VRDO	2.250%	6/5/09	(4)	44,535	44,535
	Lancaster County PA Convention
	Center Auth. Rev. (Hotel Room) VRDO	0.300%	6/5/09	LOC	40,000	40,000
	Lancaster County PA Convention
	Center Auth. Rev. (Hotel Room) VRDO	0.300%	6/5/09	LOC	10,600	10,600
	Latrobe PA IDA Rev. (Greensburg Diocese) VRDO	1.700%	6/5/09	LOC	4,610	4,610
	Lehigh County PA General Purpose Hosp.
	Auth. Rev. (Lehigh Valley Health Network) VRDO	0.260%	6/1/09	LOC	1,915	1,915
	Lehigh County PA General Purpose Hosp.
	Auth. Rev. (Muhlenberg College) VRDO	0.250%	6/5/09	LOC	7,500	7,500
	Lower Merion PA School Dist. GO VRDO	0.300%	6/5/09	LOC	5,250	5,250
	Lower Merion PA School Dist. GO VRDO	0.300%	6/5/09	LOC	5,000	5,000
1	Luzerne County PA IDA (Water Facility) TOB VRDO	0.490%	6/5/09	(13)	5,000	5,000
	Manheim Township PA School Dist. VRDO	0.900%	6/5/09	(4)	11,925	11,925
	Monroe County PA Hosp. Auth. Rev.
	(Pocono Medical Center) VRDO	0.300%	6/5/09	LOC	21,360	21,360
	Montgomery County PA IDA PCR
	(Exelon Generation Co.) CP	0.450%	6/9/09	LOC	9,150	9,150
	Montgomery County PA IDA PCR
	(PECO Energy) VRDO	0.370%	6/5/09	LOC	6,720	6,720
	Montgomery County PA IDA Rev.
	(Northwestern Human Services) VRDO	0.320%	6/5/09	LOC	11,880	11,880

Pennsylvania Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value¥
		Coupon	Date		($000)	($000)
	Montgomery County PA IDA Rev.
	(The Shipley School) VRDO	0.350%	6/5/09	LOC	14,500	14,500
	Nazareth PA School Dist. GO VRDO	2.250%	6/5/09	(4)	6,000	6,000
	North Penn PA School Dist. BAN	1.750%	4/15/10		22,000	22,204
	Northampton County PA General Purpose
	Auth. Univ. Rev. (Lafayette College) VRDO	0.200%	6/5/09		9,350	9,350
1	Northampton County PA General Purpose
	Auth. Univ. Rev. (Lehigh Univ.) TOB VRDO	0.290%	6/5/09	LOC	21,375	21,375
	Northampton County PA General Purpose
	Auth. Univ. Rev. (Lehigh Univ.) VRDO	0.200%	6/5/09		30,075	30,075
	Northampton County PA General Purpose
	Auth. Univ. Rev. (Lehigh Univ.) VRDO	0.250%	6/5/09		13,420	13,420
	Northampton County PA General Purpose
	Auth. Univ. Rev. (Lehigh Univ.) VRDO	0.250%	6/5/09		20,825	20,825
	Northampton County PA Higher Educ.
	Auth. Rev. (Lehigh Univ.) VRDO	0.250%	6/5/09		4,700	4,700
	Northeastern PA Hosp. & Educational Auth. Rev.
	(Commonwealth Medical College Project) VRDO	0.300%	6/5/09	LOC	5,700	5,700
	Norwin PA School Dist. GO	5.000%	4/1/10	(Prere.)	6,390	6,629
	Parkland PA School Dist. VRDO	0.900%	6/5/09	(4)	13,645	13,645
	Pennsylvania Econ. Dev. Financing
	Auth. Fac. Rev. (Jefferson Health) VRDO	0.300%	6/5/09		14,500	14,500
	Pennsylvania Econ. Dev. Financing
	Auth. Fac. Rev. (PSEG Power) VRDO	0.410%	6/5/09	LOC	11,000	11,000
1	Pennsylvania Econ. Dev. Financing
	Auth. Fac. Rev. (Wenger’s Feed Mill) VRDO	0.650%	6/5/09	LOC	6,510	6,510
	Pennsylvania Econ. Dev. Financing
	Auth. Fac. Rev. (Wenger’s Feed Mill) VRDO	0.650%	6/5/09	LOC	6,100	6,100
	Pennsylvania Econ. Dev. Financing
	Auth. Fac. Rev. (York Water Co. Project) VRDO	0.540%	6/5/09	LOC	5,000	5,000
	Pennsylvania Econ. Dev. Financing Auth. PUT	0.900%	7/1/09	LOC	10,000	10,000
	Pennsylvania Econ. Dev. Financing Auth. VRDO	0.330%	6/5/09	LOC	40,000	40,000
	Pennsylvania Econ. Dev. Financing
	Auth. Wastewater Treatment Rev.
	(Sunoco Inc.) VRDO	0.200%	6/5/09	LOC	8,000	8,000
	Pennsylvania Econ. Dev. Financing
	Auth. Wastewater Treatment Rev.
	(Sunoco Inc.) VRDO	0.300%	6/5/09	LOC	12,875	12,875
	Pennsylvania GO	5.000%	7/1/09		4,710	4,726
	Pennsylvania GO	5.000%	7/1/09		6,955	6,978
	Pennsylvania GO	5.000%	8/1/09		17,820	17,902
	Pennsylvania GO	5.000%	8/1/09		36,220	36,402
	Pennsylvania GO	4.750%	9/1/09		8,375	8,438
	Pennsylvania GO	5.000%	9/1/09		8,235	8,291
	Pennsylvania GO	5.000%	9/15/09		6,525	6,601
	Pennsylvania GO	5.000%	10/1/09		9,000	9,098
	Pennsylvania GO	5.000%	10/1/09		5,000	5,045
	Pennsylvania GO	5.750%	10/1/09	(Prere.)	10,675	10,928
	Pennsylvania GO	5.750%	10/1/09	(Prere.)	4,420	4,516
	Pennsylvania GO	5.250%	10/15/09		2,000	2,032
	Pennsylvania GO	5.000%	1/15/10		1,405	1,443
	Pennsylvania GO	6.000%	1/15/10	(Prere.)	5,000	5,220
	Pennsylvania GO	5.250%	2/1/10		17,720	18,257
	Pennsylvania GO	5.000%	3/1/10		10,000	10,329
	Pennsylvania GO	2.000%	3/15/10		9,225	9,330
	Pennsylvania GO	2.000%	4/15/10		16,830	17,065

Pennsylvania Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value¥
		Coupon	Date		($000)	($000)
1	Pennsylvania GO TOB VRDO	0.300%	6/5/09		19,320	19,320
1	Pennsylvania GO TOB VRDO	0.300%	6/5/09		1,425	1,425
1	Pennsylvania GO TOB VRDO	0.300%	6/5/09		7,100	7,100
1	Pennsylvania GO TOB VRDO	0.300%	6/5/09		4,000	4,000
1	Pennsylvania GO TOB VRDO	0.300%	6/5/09		3,000	3,000
1	Pennsylvania GO TOB VRDO	0.390%	6/5/09		4,200	4,200
	Pennsylvania Higher Educ. Assistance
	Agency Student Loan Rev. VRDO	2.450%	6/5/09	(4)	62,900	62,900
	Pennsylvania Higher Educ. Assistance
	Agency Student Loan Rev. VRDO	3.250%	6/5/09	(4)	83,500	83,500
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Bryn Mawr College) PUT	0.750%	2/10/10		10,000	10,000
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Carnegie Mellon Univ.) VRDO	0.200%	6/1/09		39,525	39,525
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Carnegie Mellon Univ.) VRDO	0.200%	6/1/09		41,865	41,865
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Carnegie Mellon Univ.) VRDO	0.200%	6/1/09		35,475	35,475
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Carnegie Mellon Univ.) VRDO	0.200%	6/1/09		13,200	13,200
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Drexel Univ.) VRDO	0.280%	6/1/09	LOC	30,325	30,325
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Drexel Univ.) VRDO	0.300%	6/5/09	LOC	30,000	30,000
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Drexel Univ.) VRDO	0.540%	6/5/09	LOC	18,835	18,835
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Drexel Univ.) VRDO	0.590%	6/5/09	LOC	22,500	22,500
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Gannon Univ.) VRDO	0.340%	6/5/09	LOC	5,975	5,975
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Gwynedd Mercy College) VRDO	0.290%	6/5/09	LOC	10,950	10,950
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Kings College) VRDO	0.340%	6/5/09	LOC	4,000	4,000
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(St. Joseph’s Univ.) VRDO	0.300%	6/5/09	LOC	7,595	7,595
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(St. Joseph’s Univ.) VRDO	0.480%	6/5/09	LOC	22,000	22,000
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Thomas Jefferson Univ.) VRDO	0.250%	6/5/09	LOC	5,900	5,900
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Thomas Jefferson Univ.) VRDO	0.250%	6/5/09	LOC	3,500	3,500
1	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Trustees of the Univ. of Pennsylvania)
	TOB VRDO	0.300%	6/5/09		3,655	3,655
1	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Trustees of the Univ. of Pennsylvania)
	TOB VRDO	0.300%	6/5/09		5,495	5,495
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Univ. of Pennsylvania Health System) VRDO	0.200%	6/5/09	LOC	32,600	32,600
1	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(UPMC Health System) TOB VRDO	0.300%	6/5/09		9,305	9,305
1	Pennsylvania Housing and Finance
	Agency TOB VRDO	0.470%	6/5/09		4,940	4,940
1	Pennsylvania Housing Finance Agency Rev.
	(Single Family Mortgage) TOB VRDO	0.470%	6/5/09		35,185	35,185

Pennsylvania Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value¥
		Coupon	Date		($000)	($000)
1	Pennsylvania Housing Finance Agency Rev.
	(Single Family Mortgage) TOB VRDO	0.470%	6/5/09		10,055	10,055
	Pennsylvania Housing Finance Agency Rev.
	(Single Family Mortgage) VRDO	0.400%	6/5/09		17,160	17,160
	Pennsylvania Housing Finance Agency Rev.
	(Single Family Mortgage) VRDO	0.400%	6/5/09		4,950	4,950
	Pennsylvania Housing Finance Agency Rev.
	(Single Family Mortgage) VRDO	0.450%	6/5/09		25,105	25,105
	Pennsylvania Housing Finance Agency Rev.
	(Single Family Mortgage) VRDO	0.450%	6/5/09		10,000	10,000
	Pennsylvania Housing Finance Agency Rev.
	(Single Family Mortgage) VRDO	0.600%	6/5/09		30,000	30,000
	Pennsylvania Housing Finance
	Agency Rev. VRDO	0.350%	6/5/09		25,665	25,665
	Pennsylvania Housing Finance
	Agency Rev. VRDO	0.350%	6/5/09		20,780	20,780
	Pennsylvania Housing Finance
	Agency Rev. VRDO	0.450%	6/5/09		20,000	20,000
	Pennsylvania Housing Finance
	Agency Rev. VRDO	0.450%	6/5/09		9,495	9,495
	Pennsylvania Housing Finance
	Agency Rev. VRDO	0.450%	6/5/09		14,975	14,975
1	Pennsylvania Housing Finance
	Agency TOB VRDO	0.590%	6/5/09		3,875	3,875
	Pennsylvania Intergovernmental
	Cooperation Auth. Rev. VRDO	0.700%	6/5/09	(4)	11,655	11,655
	Pennsylvania State Univ. Rev.	5.000%	8/15/09		5,000	5,034
	Pennsylvania State Univ. Rev.	2.000%	3/1/10		6,600	6,677
	Pennsylvania State Univ. Rev. PUT	1.500%	6/1/10		14,800	14,953
1	Pennsylvania State Univ. Rev. TOB VRDO	0.300%	6/5/09		6,095	6,095
1	Pennsylvania State Univ. Rev. TOB VRDO	0.340%	6/5/09		5,375	5,375
	Pennsylvania State Univ. Rev. VRDO	0.250%	6/5/09		34,755	34,755
	Pennsylvania State Univ. Rev. VRDO	0.250%	6/5/09		34,475	34,475
1	Pennsylvania State Univ. TOB VRDO	0.270%	6/5/09	LOC	22,295	22,295
1	Pennsylvania Turnpike Comm. Rev. TOB VRDO	0.940%	6/5/09	(12)	4,325	4,325
	Pennsylvania Turnpike Comm. Rev. VRDO	0.200%	6/5/09	LOC	15,050	15,050
	Pennsylvania Turnpike Comm. Rev. VRDO	0.280%	6/5/09	LOC	63,800	63,800
	Pennsylvania Turnpike Comm. Rev. VRDO	0.320%	6/5/09	LOC	10,000	10,000
	Philadelphia PA Airport Rev. VRDO	0.400%	6/5/09	LOC	25,400	25,400
	Philadelphia PA Auth. for Individual
	Healthcare Dev. Rev. VRDO	0.350%	6/5/09	LOC	9,390	9,390
	Philadelphia PA Auth. IDR (Girard Estate
	Aramark Project) VRDO	0.300%	6/5/09	LOC	13,750	13,750
	Philadelphia PA Hosp. & Higher Educ.
	Fac. Auth. Rev. (Wills Eye Hosp.) VRDO	0.300%	6/5/09	LOC	11,115	11,115
1	Philadelphia PA IDA Rev.
	(Fox Chase Cancer Center) TOB VRDO	0.390%	6/5/09	LOC	12,000	12,000
	Philadelphia PA IDA Rev.
	(William Penn Charter) VRDO	0.340%	6/5/09	LOC	5,000	5,000
	Philadelphia PA School Dist. VRDO	0.250%	6/5/09	LOC	9,000	9,000
	Philadelphia PA School Dist. VRDO	0.300%	6/5/09	LOC	5,000	5,000
	Philadelphia PA School Dist. VRDO	0.350%	6/5/09	LOC	30,000	30,000
1	Philadelphia PA Water &
	Waste Water Rev. TOB VRDO	0.360%	6/5/09	(4)	9,940	9,940
1	Philadelphia PA Water &
	Waste Water Rev. TOB VRDO	0.490%	6/5/09	(13)(4)	45,210	45,210

Pennsylvania Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value¥
		Coupon	Date		($000)	($000)
	Philadelphia PA Water & Waste Water Rev. VRDO	0.360%	6/5/09	LOC	45,000	45,000
	Pittsburgh PA GO	5.000%	9/1/09	(ETM)	11,650	11,777
	Pittsburgh PA School Dist. BAN	3.500%	11/2/09		10,000	10,062
	Red Lion PA School Dist. VRDO	0.900%	6/5/09	(4)	46,600	46,600
	Ridley PA School Dist. VRDO	0.340%	6/5/09	LOC	4,000	4,000
	South Fork PA Hosp. Auth. Rev.
	(Conemaugh Valley Hosp.) VRDO	0.250%	6/5/09	LOC	21,775	21,775
	Southcentral Pennsylvania General Auth. Rev.
	(Wellspan Health)	4.000%	6/1/09		3,025	3,025
1	Southcentral Pennsylvania General Auth. Rev.
	(Wellspan Health) TOB VRDO	0.390%	6/5/09		9,970	9,970
	Southeastern Pennsylvania Transp.
	Auth. Rev. VRDO	0.320%	6/5/09	LOC	14,200	14,200
	St. Mary’s Hosp. Auth. Bucks County PA Rev.
	(Catholic Health Initiatives) VRDO	0.200%	6/5/09		9,900	9,900
	St. Mary’s Hosp. Auth. Bucks County PA Rev.
	(Catholic Health Initiatives) VRDO	0.750%	6/5/09		30,900	30,900
	State Public School Building Auth.
	Pennsylvania College Rev.
	(North Allegheny School Dist.) VRDO	0.290%	6/5/09		18,145	18,145
	Temple Univ. of the Commonwealth System RAN	1.250%	4/16/10		120,000	120,877
	Union County PA Higher Educ. Auth. Rev.
	(Bucknell Univ.) VRDO	0.300%	6/5/09		5,630	5,630
	Univ. of Pittsburgh of the Commonwealth
	System of Higher Educ. Pennsylvania
	(Univ. Capital Project) CP	0.650%	7/10/09		24,400	24,400
	Univ. of Pittsburgh of the Commonwealth
	System of Higher Educ. Pennsylvania
	(Univ. Capital Project) VRDO	0.320%	6/5/09		3,500	3,500
	Univ. of Pittsburgh of the Commonwealth
	System of Higher Educ. Pennsylvania
	(Univ. Capital Project) VRDO	0.320%	6/5/09		3,200	3,200
	Univ. of Pittsburgh of the Commonwealth
	System of Higher Educ. Pennsylvania
	(Univ. Capital Project) VRDO	0.320%	6/5/09		8,000	8,000
	Univ. of Pittsburgh of the Commonwealth
	System of Higher Educ. Pennsylvania
	(Univ. Capital Project) VRDO	0.320%	6/5/09		13,600	13,600
	Univ. of Pittsburgh of the Commonwealth
	System of Higher Educ. Pennsylvania
	(Univ. Capital Project) VRDO	0.320%	6/5/09		6,100	6,100
	Univ. of Pittsburgh of the Commonwealth
	System of Higher Educ. Pennsylvania
	(Univ. Capital Project) VRDO	4.000%	6/5/09		13,621	13,621
	Univ. of Pittsburgh of the Commonwealth
	System of Higher Educ. Pennsylvania
	(Univ. Capital Project) VRDO	4.000%	6/5/09		5,000	5,000
	Univ. of Pittsburgh of the Commonwealth
	System of Higher Educ. Pennsylvania
	(Univ. Capital Project) VRDO	4.000%	6/5/09		20,000	20,000
	Univ. of Pittsburgh of the Commonwealth
	System of Higher Educ. Pennsylvania
	(Univ. Capital Project) VRDO	4.000%	6/5/09		12,500	12,500
	Univ. of Pittsburgh PA Rev. CP	0.470%	8/4/09		8,750	8,750
	Upper St. Claire PA VRDO	1.250%	6/5/09	(4)	25,460	25,460
	Venango PA IDA (Scrubgrass Project) CP	3.250%	6/2/09	LOC	29,548	29,548

Pennsylvania Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value¥
		Coupon	Date		($000)	($000)
	Venango PA IDA (Scrubgrass Project) CP	3.250%	6/2/09	LOC	13,614	13,614
	Wallingford-Swarthmore PA School Dist. VRDO	2.250%	6/5/09	(4)	1,300	1,300
	West Chester PA Area School Dist. GO	1.750%	9/15/09		5,290	5,308
	Westmoreland County PA IDA Rev.
	(Excela Project) VRDO	0.340%	6/5/09	LOC	7,915	7,915
	Wilkes-Barre PA Finance Auth. Rev.
	(King College Project) VRDO	0.340%	6/5/09	LOC	10,680	10,680
	York County PA IDA (PECO) CP	0.370%	7/24/09	LOC	18,440	18,440
	York County PA IDA
	(Crescent Industries Inc.) VRDO	0.500%	6/5/09	LOC	5,000	5,000
						3,655,736
Puerto Rico (2.3%)
1	Puerto Rico Ind. Medical &
	Environmental Fac. Finance Auth. Rev.
	PCR (Abbott Laboratories) PUT	2.000%	3/1/10		8,280	8,281
	Puerto Rico Muni. Finance Agency	6.000%	8/1/09	(Prere.)	5,500	5,588
1	Puerto Rico Sales Tax Financing Corp. Rev.
	TOB VRDO	0.370%	6/5/09		19,000	19,000
1	Puerto Rico Sales Tax Financing Corp. Rev.
	TOB VRDO	0.490%	6/5/09		11,000	11,000
	Puerto Rico TRAN	3.000%	7/30/09	LOC	39,000	39,085
						82,954
Total Tax-Exempt Municipal Bonds (Cost $3,738,690)						3,738,690
Other Assets and Liabilities (-0.8%)
Other Assets						21,267
Liabilities						(49,202)
						(27,935)
Net Assets (100%)
Applicable to 3,710,849,621 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)						3,710,755
Net Asset Value Per Share						$1.00

At May 31, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	3,710,920
Undistributed Net Investment Income	-
Accumulated Net Realized Losses	(165)
Net Assets	3,710,755

¥ See Note A in Notes to Financial Statements.

1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, the aggregate value of these securities was $491,481,000, representing 13.2% of net assets.

A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Key to Abbreviations

ARS	-Auction Rate Security.
BAN	-Bond Anticipation Note.
COP	-Certificate of Participation.
CP	-Commercial Paper.
FR	-Floating Rate.
GAN	-Grant Anticipation Note.
GO	-General Obligation Bond.
IDA	-Industrial Development Authority Bond.
IDR	-Industrial Development Revenue Bond.
PCR	-Pollution Control Revenue Bond.
PUT	-Put Option Obligation.
RAN	-Revenue Anticipation Note.
TAN	-Tax Anticipation Note.
TOB	-Tender Option Bond.
TRAN	-Tax Revenue Anticipation Note.
UFSD	-Union Free School District.
USD	-United School District.
VRDO	-Variable Rate Demand Obligation.
(ETM)	-Escrowed to Maturity.
(Prere.)	-Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1)	MBIA (Municipal Bond Insurance Association).
(2)	AMBAC (Ambac Assurance Corporation).
(3)	FGIC (Financial Guaranty Insurance Company).
(4)	FSA (Financial Security Assurance).
(5)	BIGI (Bond Investors Guaranty Insurance).
(6)	Connie Lee Inc.
(7)	FHA (Federal Housing Authority).
(8)	CapMAC (Capital Markets Assurance Corporation).
(9)	American Capital Access Financial Guaranty Corporation.
(10)	XL Capital Assurance Inc.
(11)	CIFG (CDC IXIS Financial Guaranty).
(12)	Assured Guaranty Corp.
(13)	National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC	- Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2009
($000)
Investment Income
Income
Interest	18,207
Total Income	18,207
Expenses
The Vanguard Group-Note B
Investment Advisory Services	212
Management and Administrative	1,514
Marketing and Distribution	618
Money Market Guarantee Program	802
Custodian Fees	9
Shareholders’ Reports	9
Trustees’ Fees and Expenses	3
Total Expenses	3,167
Net Investment Income	15,040
Realized Net Gain (Loss) on Investment Securities Sold	21
Net Increase (Decrease) in Net Assets Resulting from Operations	15,061

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	15,040	97,628
Realized Net Gain (Loss)	21	(148)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,061	97,480
Distributions
Net Investment Income	(15,040)	(97,628)
Realized Capital Gain	-	-
Total Distributions	(15,040)	(97,628)
Capital Share Transactions (at $1.00)
Issued	1,287,633	3,492,107
Issued in Lieu of Cash Distributions	14,470	93,175
Redeemed	(1,458,065)	(3,885,604)
Net Increase (Decrease) from Capital Share Transactions	(155,962)	(300,322)
Total Increase (Decrease)	(155,941)	(300,470)
Net Assets
Beginning of Period	3,866,696	4,167,166
End of Period	3,710,755	3,866,696

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Financial Highlights

	Six
	Months
	Ended	Year Ended November 30,
For a Share Outstanding	May 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.004	.024	.036	.033	.022	.010
Net Realized and Unrealized Gain (Loss)
on Investments	-	-	-	-	-	-
Total from Investment Operations	.004	.024	.036	.033	.022	.010
Distributions
Dividends from Net Investment Income	(.004)	(.024)	(.036)	(.033)	(.022)	(.010)
Distributions from Realized Capital Gains	-	-	-	-	-	-
Total Distributions	(.004)	(.024)	(.036)	(.033)	(.022)	(.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.40%	2.42%	3.64%	3.31%	2.19%	1.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,711	$3,867	$4,167	$3,390	$2,952	$2,659
Ratio of Total Expenses to
Average Net Assets	0.17%[2,3]	0.11%[3]	0.10%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to
Average Net Assets	0.80%[2]	2.39%	3.57%	3.27%	2.18%	1.04%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Annualized.

3 Includes fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds of 0.03% for 2009 and 0.01% for 2008. See Note D in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Pennsylvania Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the Commonwealth of Pennsylvania.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2005Ð2008) and for the period ended May 31, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2009, the fund had contributed capital of $933,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 0.37% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1-Quoted prices in active markets for identical securities.

Level 2-Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3-Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Pennsylvania Tax-Exempt Money Market Fund

At May 31, 2009, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. On October 7, 2008, the board of trustees approved the fund’s participation in a temporary program introduced by the U.S. Treasury to guarantee the account values of shareholders in a money market fund in the event the fund’s net asset value falls below $0.995 and the fund’s trustees decide to liquidate the fund. The program covers the lesser of a shareholder’s account value on September 19, 2008, or on the date of liquidation. To participate, the fund was required to pay a fee of 0.01% of its net assets as of September 19, 2008, for coverage through December 18, 2008. In December 2008, the U.S. Treasury extended the program through April 30, 2009, and the fund’s trustees approved the fund’s continuing participation in the program at a cost of an additional 0.015% of its net assets as of September 19, 2008. In March 2009, the U.S. Treasury extended the program through September 18, 2009, and the fund’s trustees approved the fund’s continuing participation in the program at a cost of an additional 0.015% of its net assets as of September 19, 2008.

Pennsylvania Long-Term Tax-Exempt Fund

Fund Profile

As of May 31, 2009

Share-Class Characteristics

	Investor	Admiral
	Shares	Shares
Ticker Symbol	VPAIX	VPALX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	3.60%	3.68%

Financial Attributes
		Barclays
		10 Year
		Municipal	Barclays
		Bond	Municipal
	Fund	Index	Bond Index
Number of Bonds	444	8,063	45,646
Average Quality	AA-	AA	AA
Yield to Maturity (before expenses)	3.8%	3.9%	3.9%
Average Coupon	4.7%	5.0%	5.0%
Average Duration	6.7 years	7.2 years	8.3 years
Average Effective Maturity	8.3 years	9.8 years	13.3 years
Short-Term Reserves	3.5%	—	—
Average quality: Moody’s Investors Service.

Volatility Measures
	Barclays
	10 Year	Barclays
	Municipal	Municipal
	Bond Index	Bond Index
R-Squared	0.90	0.98
Beta	0.93	0.97
These measures show the degree and timing of the fund’s
fluctuations compared with the index over 36 months.

Distribution by Maturity (% of portfolio)

Under 1 Year	6.9%
1 to 5 Years	29.1
5 to 10 Years	41.9
10 to 20 Years	11.0
20 to 30 Years	9.3
Over 30 Years	1.8

Distribution by Credit Quality (% of portfolio)

AAA	20.3%
AA	54.0
A	16.5
BBB	7.3
Other	1.9

Investment Focus

1 The fund expense ratios shown are from the prospectus dated March 27, 2009, and represent estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended May 31, 2009, the fund’s expense ratios were 0.20% for the Investor Shares and 0.12% for the Admiral Shares.

Pennsylvania Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 1998, Through May 31, 2009

	Investor Shares
				Barclays Capital
				10 Year
				Municipal Bond
				Index
Fiscal Year	Capital Return	Income Return	Total Return	Total Return
1999	-6.72%	4.98%	-1.74%	-0.42%
2000	3.10	5.76	8.86	7.65
2001	3.46	5.33	8.79	8.22
2002	1.50	4.99	6.49	6.67
2003	2.68	4.62	7.30	6.88
2004	-1.27	4.59	3.32	4.03
2005	-1.44	4.54	3.10	3.01
2006	1.58	4.72	6.30	6.17
2007	-2.20	4.50	2.30	3.51
2008	-8.67	4.19	-4.48	-0.42
2009*	5.59	2.31	7.90	8.23
* Six months ended May 31, 2009.

Average Annual Total Returns: Periods Ended March 31, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	4/7/1986	1.47%	2.60%	-0.47%	4.81%	4.34%
Admiral Shares	5/14/2001	1.54	2.67	-0.42[1]	4.71[1]	4.29[1]
1 Return since inception.

Vanguard fund total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

See Financial Highlights for dividend and capital gains information.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
		Maturity		Amount	Value¥
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (99.5%)
Pennsylvania (95.5%)
Abington PA School Dist. GO	5.000%	4/1/32	(4)	6,495	6,551
Adams County PA GO	5.300%	5/15/11	(3)(Prere.)	10,240	11,090
Allegheny County PA GO	0.000%	4/1/10	(1)	2,000	1,974
Allegheny County PA GO	5.250%	5/1/11	(3)(Prere.)	3,000	3,242
Allegheny County PA GO	5.500%	5/1/11	(3)(Prere.)	445	482
Allegheny County PA GO	5.750%	5/1/11	(3)(Prere.)	730	795
Allegheny County PA GO	5.750%	11/1/11	(3)	995	1,064
Allegheny County PA GO	5.375%	11/1/12	(1)(Prere.)	2,645	2,989
Allegheny County PA GO	5.375%	11/1/12	(1)(Prere.)	2,000	2,260
Allegheny County PA GO	5.375%	11/1/12	(1)(Prere.)	2,880	3,255
Allegheny County PA GO	5.375%	11/1/12	(1)(Prere.)	3,725	4,210
Allegheny County PA GO	5.500%	11/1/14	(3)	605	633
Allegheny County PA GO	5.375%	11/1/16	(1)	4,100	4,489
Allegheny County PA GO	5.375%	11/1/17	(1)	3,600	3,941
Allegheny County PA GO	6.000%	7/1/23	(1)	5,745	6,248
Allegheny County PA GO	5.000%	11/1/32	(4)	3,500	3,514
Allegheny County PA Higher Educ.
Building Auth. (Carnegie Mellon Univ.)	5.125%	3/1/32		3,000	3,012
Allegheny County PA Hosp. Dev. Auth. Rev.
(Magee Women’s Hosp.)	6.000%	10/1/10	(1)	2,905	2,995
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.000%	6/15/13		2,000	2,117
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.000%	6/15/14		1,500	1,578
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.000%	9/1/14		25,000	26,342
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.000%	6/15/15		2,000	2,113
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.000%	6/15/18		7,000	7,210
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh)	6.000%	7/1/26	(1)	4,625	4,953
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh)	6.000%	7/1/27	(1)	9,325	9,977
Allegheny County PA IDA Health Care Rev.
(Vincentian Collaborative) VRDO	2.100%	6/5/09	LOC	7,725	7,725
Allegheny County PA Port Auth. Rev.	5.375%	3/1/12	(1)	4,965	5,259
Allegheny County PA Port Auth. Rev.	5.500%	3/1/14	(1)	2,355	2,472
Allegheny County PA Port Auth. Rev.	5.500%	3/1/16	(1)	1,500	1,562

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value¥
		Coupon	Date		($000)	($000)
	Allegheny County PA Port Auth. Rev.	5.500%	3/1/17	(1)	2,750	2,855
	Allegheny County PA Sanitation Auth. Sewer Rev.	5.500%	12/1/10	(1)(Prere.)	6,880	7,359
	Allegheny County PA Sanitation Auth. Sewer Rev.	6.000%	12/1/10	(1)	1,500	1,587
	Allegheny County PA Sanitation Auth. Sewer Rev.	6.000%	12/1/11	(1)	1,490	1,589
	Allegheny County PA Sanitation Auth. Sewer Rev.	5.750%	12/1/12	(1)	1,180	1,250
	Allegheny County PA Sanitation Auth. Sewer Rev.	5.375%	12/1/16	(1)	3,545	3,726
	Allegheny County PA Sanitation Auth. Sewer Rev.	5.500%	12/1/16	(3)(ETM)	11,295	12,429
	Allegheny County PA Sanitation Auth. Sewer Rev.	5.375%	12/1/18	(1)	15,000	15,621
	Allegheny County PA Sanitation Auth. Sewer Rev.	5.000%	12/1/24	(1)	6,000	6,093
	Allegheny County PA Sanitation Auth. Sewer Rev.	5.500%	12/1/30	(1)	2,150	2,186
	Allegheny County PA Sanitation Auth. Sewer Rev.	5.000%	12/1/32	(1)	12,000	11,350
	Annville Cleona PA School Dist.	6.000%	3/1/28	(4)	1,500	1,616
	Annville Cleona PA School Dist.	6.000%	3/1/31	(4)	2,475	2,634
	Beaver County PA IDA PCR (FirstEnergy) VRDO	0.250%	6/1/09	LOC	9,500	9,500
	Bensalem Township PA School Dist. GO	5.250%	6/15/24	(1)	3,700	3,845
	Berks County PA GO	0.000%	11/15/13	(1)	7,250	6,480
	Berks County PA GO	0.000%	11/15/14	(1)	8,615	7,365
	Berks County PA GO	0.000%	11/15/15	(1)	6,250	5,089
	Berks County PA Hosp. Rev. (Reading Hosp.)	5.700%	10/1/14	(1)	4,500	4,870
	Bethlehem PA Area School Dist.	5.375%	3/15/12	(3)(Prere.)	7,500	8,320
	Blair County PA Hosp. Auth. Rev. (Altoona Hosp.)	5.500%	7/1/16	(2)	4,480	4,924
	Bristol Borough PA School Dist. GO	5.250%	9/1/15	(4)(Prere.)	3,635	4,266
	Bucks County PA IDA (Pennswood Village Project)	6.000%	10/1/12	(Prere.)	2,600	2,998
	Carlisle PA Area School Dist. GO	5.375%	3/1/12	(1)(Prere.)	1,725	1,911
	Carlisle PA Area School Dist. GO	5.375%	3/1/12	(1)(Prere.)	1,635	1,811
	Carlisle PA Area School Dist. GO	5.375%	3/1/12	(1)(Prere.)	1,550	1,717
	Carlisle PA Area School Dist. GO	5.375%	3/1/12	(1)(Prere.)	1,820	2,016
	Catholic Health East Pennsylvania
	Health Systems Rev.	5.375%	11/15/14	(Prere.)	3,000	3,497
	Catholic Health East Pennsylvania
	Health Systems Rev.	5.500%	11/15/14	(Prere.)	1,400	1,641
	Central Bucks PA School Dist.	5.500%	5/15/12	(3)(Prere.)	5,540	6,200
	Central Bucks PA School Dist.	5.500%	5/15/12	(3)(Prere.)	3,785	4,236
	Central Bucks PA School Dist.	5.500%	5/15/12	(3)(Prere.)	2,400	2,686
	Central Bucks PA School Dist.	5.500%	5/15/12	(3)(Prere.)	1,500	1,679
	Central Bucks PA School Dist.	5.000%	5/15/24		11,750	12,796
	Chambersburg PA Area School Dist. GO	5.250%	3/1/29	(1)	3,805	3,829
	Chester County PA GO	5.000%	7/15/26		4,345	4,662
[1]	Chester County PA GO	5.000%	7/15/27		5,000	5,330
	Chester County PA Health & Educ.
	Fac. Auth. Rev. (Devereux Foundation)	5.000%	11/1/31		4,500	3,686
	Chester County PA Health & Educ.
	Fac. Auth. Rev. (Jefferson Health System)	5.250%	5/15/22	(2)	33,580	33,761
	Chester County PA School Auth. Rev.	5.000%	4/1/23	(2)	2,670	2,722
	Chester County PA School Auth. Rev.	5.000%	4/1/24	(2)	1,000	1,015
	Chester County PA School Auth. Rev.	5.000%	4/1/26	(2)	1,575	1,578
	Clarion County PA IDA Auth. Rev.	5.000%	7/1/32	(10)	4,980	3,997
	Clarion County PA IDA Auth. Rev.	5.000%	7/1/37	(10)	6,360	4,907
	Coatesville PA School Dist. GO	5.250%	8/15/14	(4)(Prere.)	6,645	7,747
	Commonwealth Financing Auth. Pennsylvania Rev.	5.250%	6/1/23	(1)	13,535	14,180
	Cumberland County PA Muni. Auth.
	College Rev. (Dickinson College)	5.500%	11/1/10	(2)(Prere.)	3,230	3,448
	Cumberland County PA Muni. Auth. Rev.	7.250%	1/1/13	(Prere.)	7,360	8,774
	Cumberland County PA Muni. Auth. Rev.
	(Diakon Lutheran Ministries)	5.000%	1/1/27		2,700	2,115

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value¥
		Coupon	Date		($000)	($000)
	Cumberland County PA Muni. Auth. Rev.
	(Diakon Lutheran Ministries)	5.000%	1/1/36		6,750	4,853
	Dallas PA School Dist. GO	5.000%	4/1/29	(11)	5,820	5,712
	Danville PA Area School Dist. GO	5.000%	5/1/37	(4)	7,970	7,958
	Dauphin County PA General Auth.
	Health System Rev. (Pinnacle Health)	5.500%	8/15/28	(1)(ETM)	9,415	11,086
	Dauphin County PA General Auth. Hosp. Rev.
	(West Pennsylvania Hosp.)	5.500%	7/1/13	(1)(ETM)	5,000	5,377
	Delaware County PA Auth. Rev.
	(Catholic Health East)	5.250%	11/15/12	(2)	3,300	3,354
	Delaware County PA Auth. Rev.
	(Catholic Health East)	5.250%	11/15/13	(2)	4,665	4,727
	Delaware County PA Auth. Univ. Rev.
	(Villanova Univ.)	5.000%	8/1/24	(1)	4,000	4,059
	Delaware County PA Hosp. Auth. Rev.
	(Crozer Keystone Obligated Group)	5.000%	12/15/31		10,000	7,090
	Delaware County PA Hosp. Auth. Rev.
	(Crozer-Chester Medical Center)	5.300%	12/1/27		8,905	6,873
	Delaware County PA IDA PCR
	(BP Exploration & Oil) VRDO	0.300%	6/1/09	LOC	3,400	3,400
	Delaware County PA IDA PCR (PECO Energy Co.)	4.000%	12/1/12		13,000	13,456
	Delaware County PA IDA Solid Waste Rev.
	(Scott Paper Co.) VRDO	0.650%	6/5/09		6,780	6,780
	Delaware County PA Regional Water
	Quality Control Auth. Rev.	5.500%	11/1/11	(3)(Prere.)	2,405	2,659
	Delaware County PA Regional Water
	Quality Control Auth. Rev.	5.500%	11/1/11	(3)(Prere.)	2,685	2,968
	Delaware River Joint Toll Bridge Comm.
	Pennsylvania & New Jersey Rev.	5.250%	7/1/19	(1)	1,645	1,794
	Delaware River Joint Toll Bridge Comm.
	Pennsylvania & New Jersey Rev.	5.500%	7/1/19	(1)	4,835	5,364
	Delaware River Joint Toll Bridge Comm.
	Pennsylvania & New Jersey Rev.	5.250%	7/1/20	(1)	1,735	1,871
	Delaware River Joint Toll Bridge Comm.
	Pennsylvania & New Jersey Rev.	5.500%	7/1/20	(1)	5,105	5,638
	Delaware River Joint Toll Bridge Comm.
	Pennsylvania & New Jersey Rev.	5.250%	7/1/21	(1)	1,825	1,946
	Delaware River Joint Toll Bridge Comm.
	Pennsylvania & New Jersey Rev.	5.250%	7/1/22	(1)	1,920	2,030
	Delaware River Joint Toll Bridge Comm.
	Pennsylvania & New Jersey Rev.	5.250%	7/1/23	(1)	2,020	2,085
	Delaware River Port Auth. Pennsylvania
	& New Jersey Rev.	5.700%	1/1/23	(4)	8,345	8,383
	Doylestown PA Hosp. Auth. Hosp. Rev.	5.000%	7/1/20	(12)	5,060	5,104
	Doylestown PA Hosp. Auth. Hosp. Rev.	5.000%	7/1/21	(12)	3,000	3,007
	Doylestown PA Hosp. Auth. Hosp. Rev.	5.000%	7/1/22	(12)	3,455	3,437
	East Stroudsburg PA Area School Dist. GO	5.000%	9/1/29	(4)	7,085	7,248
	Erie County PA GO	5.000%	9/1/15	(3)(Prere.)	5,525	6,425
	Erie County PA Hosp. Auth. Rev.
	(Hamot Health Foundation)	5.000%	11/1/35	(11)	7,000	5,875
	Erie PA School Dist. GO	0.000%	9/1/10	(4)	5,665	5,553
	Erie PA School Dist. GO	0.000%	9/1/11	(4)	5,780	5,516
	Erie PA School Dist. GO	0.000%	5/1/16	(1)(ETM)	3,175	2,548
	Erie PA School Dist. GO	0.000%	9/1/18	(4)	830	572
[2]	Geisinger Health System Auth. of Pennsylvania Rev.
	(Penn State Geisinger Health System)	5.125%	6/1/34		5,000	4,907

Pennsylvania Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value¥
		Coupon	Date		($000)	($000)
[2]	Geisinger Health System Auth. of Pennsylvania Rev.
	(Penn State Geisinger Health System)	5.250%	6/1/39		8,000	7,928
	Geisinger Health System Auth. of Pennsylvania Rev.
	(Penn State Geisinger Health System) VRDO	0.100%	6/1/09		5,205	5,205
	Geisinger Health System Auth. of
	Pennsylvania Rev. (Penn State Geisinger
	Health System) VRDO	0.200%	6/1/09		5,600	5,600
	Geisinger Health System Auth. of
	Pennsylvania Rev. (Penn State Geisinger
	Health System) VRDO	0.200%	6/1/09		12,000	12,000
	Hazleton PA Area School Dist. GO	5.500%	3/1/11	(1)	3,740	3,956
	Hazleton PA Area School Dist. GO	5.750%	3/1/12	(1)	1,420	1,542
	Hazleton PA Area School Dist. GO	6.000%	3/1/16	(1)	18,245	20,219
	Hazleton PA Area School Dist. GO	0.000%	3/1/17	(1)	4,425	3,135
	Hazleton PA Area School Dist. GO	0.000%	3/1/22	(1)	5,265	2,707
	Hempfield PA Area School Dist.
	(Westmoreland County) GO	5.000%	9/15/15	(3)(Prere.)	5,030	5,853
	Lackawanna County PA GO	5.000%	9/15/29	(2)	1,975	1,943
	Lackawanna County PA GO	5.000%	9/15/29	(4)	3,745	3,821
	Lake Lehman PA School Dist. GO	0.000%	4/1/14	(1)	1,290	1,092
	Lake Lehman PA School Dist. GO	0.000%	4/1/15	(1)	1,295	1,041
	Lake Lehman PA School Dist. GO	0.000%	4/1/16	(1)	1,310	999
	Lake Lehman PA School Dist. GO	0.000%	4/1/17	(1)	1,315	948
	Lake Lehman PA School Dist. GO	0.000%	4/1/18	(1)	1,000	678
	Lancaster County PA GO	5.500%	11/1/16	(1)	1,025	1,113
	Lancaster County PA GO	5.500%	11/1/17	(1)	1,060	1,151
	Lancaster County PA GO	5.500%	11/1/18	(1)	1,120	1,198
	Lancaster County PA GO	5.500%	11/1/19	(1)	1,175	1,257
	Lancaster County PA Hosp. Auth. Rev.
	(Lancaster General Hosp.)	5.000%	3/15/26		9,205	9,163
	Lancaster County PA Hosp. Auth. Rev.
	(Lancaster General Hosp.)	5.000%	3/15/36		12,370	11,589
	Lancaster County PA Hosp. Auth. Rev.
	(Lancaster General Hosp.) VRDO	0.180%	6/1/09	LOC	6,100	6,100
	Lancaster County PA Hosp. Auth. Rev.
	(Willow Valley Retirement Project)	5.875%	6/1/21		1,000	1,015
	Lancaster County PA Hosp. Auth. Rev.
	(Willow Valley Retirement Project)	5.875%	6/1/31		6,000	5,831
	Lancaster PA Higher Educ. Auth. Rev.
	(Franklin & Marshall College)	5.000%	4/15/22		1,135	1,176
	Lancaster PA Higher Educ. Auth. Rev.
	(Franklin & Marshall College)	5.000%	4/15/27		2,775	2,791
	Lancaster PA Higher Educ. Auth. Rev.
	(Franklin & Marshall College)	5.000%	4/15/37		4,000	3,832
	Latrobe PA IDA (Saint Vincent College)	5.600%	5/1/21		1,635	1,604
	Latrobe PA IDA (Saint Vincent College)	5.700%	5/1/31		2,165	1,936
	Lebanon County Health Fac. Auth. Rev.
	(Good Samaritan)	6.000%	11/15/35		10,500	8,546
	Lehigh County PA General Purpose Hosp.
	Auth. Rev. (Lehigh Valley Health Network)	5.375%	7/1/14	(4)	900	944
	Lehigh County PA General Purpose Hosp.
	Auth. Rev. (Lehigh Valley Health Network)	7.000%	7/1/16	(1)	4,415	5,123
	Lehigh County PA General Purpose Hosp.
	Auth. Rev. (Lehigh Valley Health Network)	5.000%	7/1/35	(4)	10,000	9,285
	Lower Merion PA School Dist. GO	5.000%	9/1/28		7,845	8,318
	Lower Merion PA School Dist. GO	5.000%	9/1/30		8,670	9,100

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value¥
	Coupon	Date		($000)	($000)
Lower Merion PA School Dist. GO	5.000%	9/1/32		5,000	5,195
Luzerne County PA GO	0.000%	11/15/12	(1)(Prere.)	2,360	1,752
Luzerne County PA GO	0.000%	11/15/12	(1)(Prere.)	2,390	1,667
Luzerne County PA GO	5.250%	12/15/21	(1)	5,320	5,744
Lycoming County PA Auth. College Rev.
(PA College of Technology)	5.250%	10/1/27	(12)	5,395	5,576
Lycoming County PA Auth. College Rev.
(PA College of Technology)	5.500%	10/1/37	(12)	6,650	6,752
McKeesport PA Area School Dist. GO	0.000%	10/1/09	(1)	2,020	2,010
McKeesport PA Area School Dist. GO	0.000%	10/1/10	(1)	1,840	1,793
McKeesport PA Area School Dist. GO	0.000%	10/1/11	(1)	1,835	1,735
McKeesport PA Area School Dist. GO	0.000%	10/1/14	(1)	2,040	1,711
McKeesport PA Area School Dist. GO	0.000%	10/1/15	(1)	2,040	1,628
McKeesport PA Area School Dist. GO	0.000%	10/1/16	(1)	4,655	3,518
McKeesport PA Area School Dist. GO	0.000%	10/1/18	(2)(ETM)	425	303
McKeesport PA Area School Dist. GO	0.000%	10/1/18	(2)	2,650	1,807
Monroe County PA Hosp. Auth. Rev.
(Pocono Medical Center)	5.000%	1/1/27		2,000	1,782
Monroe County PA Hosp. Auth. Rev.
(Pocono Medical Center)	5.125%	1/1/37		3,000	2,538
Monroe County PA Hosp. Auth. Rev.
(Pocono Medical Center)	5.250%	1/1/43		6,450	5,516
Montgomery County PA GO	5.000%	7/15/19		8,800	8,821
Montgomery County PA GO	5.000%	10/15/28		13,235	13,960
Montgomery County PA GO	5.000%	10/15/31		6,450	6,712
Montgomery County PA GO VRDO	0.150%	6/1/09		10,195	10,195
Montgomery County PA Higher Educ.
& Health Auth. Rev. (Catholic Health East)	5.375%	11/15/14	(Prere.)	2,175	2,545
Montgomery County PA Higher Educ.
& Health Auth. Rev. (Dickinson College)	5.000%	5/1/31	(11)	5,750	5,593
Montgomery County PA Higher Educ. & Health
Auth. Rev. (Holy Redeemer Health System)	5.250%	1/1/36		17,500	12,436
Montgomery County PA IDA Rev. (Hill School)	5.000%	8/15/25	(1)	6,500	6,697
Montgomery County PA IDA Rev. (Hill School)	5.000%	8/15/26	(1)	3,550	3,641
Montgomery County PA IDA Rev. (Hill School)	5.000%	8/15/27	(1)	3,300	3,365
Moon Area School Dist. PA GO	5.000%	11/15/28	(4)	5,000	5,198
Mount Lebanon PA School Dist. GO	5.000%	2/15/13	(1)(Prere.)	9,280	10,439
North Pocono PA School Dist. GO	5.000%	3/15/26	(1)	4,035	4,056
Northampton County PA General Purpose Auth.
Univ. Rev. (Lehigh Univ.)	5.000%	11/15/39		2,595	2,599
Northampton County PA General Purpose Auth.
Univ. Rev. (Saint Lukes Hosp. Project)	5.375%	8/15/28		5,000	4,448
Northampton County PA General Purpose Auth.
Univ. Rev. (Saint Lukes Hosp. Project)	5.500%	8/15/35		2,500	2,134
Northampton County PA General Purpose Auth.
Univ. Rev. (Saint Lukes Hosp. Project)	5.500%	8/15/40		5,000	4,201
Norwin PA School Dist. GO	3.250%	4/1/33	(4)	10,485	7,450
Owen J. Roberts School Dist. Pennsylvania GO	5.500%	8/15/17	(4)	1,495	1,640
Owen J. Roberts School Dist. Pennsylvania GO	5.000%	5/15/31	(4)	8,000	8,150
Owen J. Roberts School Dist. Pennsylvania GO	5.000%	5/15/35	(4)	5,000	5,047
Parkland PA School Dist. GO	5.375%	9/1/15	(1)	3,050	3,398
Parkland PA School Dist. GO	5.375%	9/1/16	(1)	2,000	2,234
Pennsbury PA School Dist. GO	5.250%	8/1/24	(4)	9,135	9,544
Pennsylvania Econ. Dev. Financing Auth.
Fac. Rev. (American Water Company Project)	6.200%	4/1/39		5,000	5,220
Pennsylvania GO	5.000%	10/1/10	(1)	22,485	23,746

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value¥
	Coupon	Date		($000)	($000)
Pennsylvania GO	6.000%	1/15/11		3,000	3,122
Pennsylvania GO	5.000%	8/1/11		17,000	18,419
Pennsylvania GO	5.250%	10/15/11		11,200	11,926
Pennsylvania GO	5.000%	8/1/12		20,705	22,973
Pennsylvania GO	5.000%	7/1/13	(1)	3,690	4,164
Pennsylvania GO	5.000%	9/1/13		1,200	1,358
Pennsylvania GO	5.500%	2/1/14	(1)	2,000	2,301
Pennsylvania GO	5.000%	9/1/14	(4)	15,000	17,126
Pennsylvania GO	5.250%	7/1/15		25,000	29,029
Pennsylvania GO	5.000%	8/1/17		10,000	11,627
Pennsylvania GO	5.000%	11/1/17		2,000	2,329
Pennsylvania GO	5.375%	7/1/21		16,000	19,076
Pennsylvania GO	5.000%	1/1/22		18,055	19,614
Pennsylvania GO	5.000%	8/1/22		33,825	37,289
Pennsylvania GO	5.000%	1/1/26		40,450	42,819
Pennsylvania GO	5.000%	3/15/27		5,655	6,071
Pennsylvania Higher Educ. Assistance Agency Rev.	6.125%	12/15/10	(1)(Prere.)	2,000	2,165
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.500%	6/15/17	(2)	935	970
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.625%	6/15/19	(2)	1,160	1,198
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.000%	11/1/37	(12)	5,745	5,651
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Bryn Mawr College)	5.250%	12/1/12	(2)	11,120	12,384
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Bryn Mawr College)	5.000%	12/1/37	(2)	14,170	13,772
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Drexel Univ.)	5.000%	5/1/32	(1)	4,950	4,685
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Drexel Univ.)	5.000%	5/1/37	(1)	2,300	2,252
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Foundation for Indiana Univ. of
Pennsylvania Student Housing)	1.259%	7/1/17	(10)	6,500	4,571
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Foundation for Indiana Univ. of
Pennsylvania Student Housing)	5.125%	7/1/39	(10)	17,130	12,281
Pennsylvania Higher Educ. Fac. Auth. Rev.
(La Salle Univ.)	5.250%	5/1/27		3,000	2,673
Pennsylvania Higher Educ. Fac. Auth. Rev.
(La Salle Univ.)	5.000%	5/1/37		3,250	2,615
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Philadelphia Univ.)	5.125%	6/1/25		3,500	2,927
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Philadelphia Univ.)	5.000%	11/1/25	(12)	2,285	2,383
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Philadelphia Univ.)	5.000%	11/1/27	(12)	1,800	1,850
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Philadelphia Univ.)	5.250%	6/1/32		6,350	5,040
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Slippery Rock Univ. Foundation)	5.000%	7/1/31	(10)	10,460	7,896
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Slippery Rock Univ. Foundation)	5.000%	7/1/37	(10)	3,500	2,484
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Slippery Rock Univ. Foundation)	5.000%	7/1/39	(10)	10,000	7,157
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Temple Univ.)	5.250%	4/1/11	(1)	1,225	1,235
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Temple Univ.)	5.000%	4/1/23	(1)	12,200	12,708

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value¥
	Coupon	Date		($000)	($000)
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Temple Univ.)	5.000%	4/1/24	(1)	12,680	13,132
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Thomas Jefferson Univ.)	5.375%	1/1/13	(Prere.)	4,435	4,974
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Thomas Jefferson Univ.)	5.000%	9/1/39	(2)	9,000	8,294
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Pennsylvania Health System) VRDO	0.200%	6/5/09	LOC	7,450	7,450
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Scranton)	5.000%	11/1/28	(10)	4,080	3,991
Pennsylvania Higher Educ. Fac. Auth. Rev.
(UPMC Health Systems)	6.250%	1/15/16		3,120	3,367
Pennsylvania Higher Educ. Fac. Auth. Rev.
(UPMC Health Systems)	6.000%	1/15/22		5,000	5,136
Pennsylvania Higher Educ. Fac. Auth. Rev.
(UPMC Health Systems)	6.000%	1/15/31		5,000	5,113
Pennsylvania Higher Educ. Fac.
Auth. Rev. (Widener)	5.000%	7/15/20		2,360	2,151
Pennsylvania Higher Educ. Fac.
Auth. Rev. (Widener)	5.000%	7/15/26		1,200	1,036
Pennsylvania Higher Educ. Fac.
Auth. Rev. (Widener)	5.400%	7/15/36		3,000	2,512
Pennsylvania Higher Educ. Fac.
Auth. Rev. (Widener)	5.000%	7/15/39		3,000	2,392
Pennsylvania Higher Educ. Fac. Auth. Rev. PUT	5.000%	5/1/11	LOC	9,120	9,348
Pennsylvania Housing Finance Agency Rev.	5.400%	10/1/33		25,000	25,536
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/12	(2)(Prere.)	575	650
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/17	(2)	7,000	7,471
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/18	(2)	7,630	8,095
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/19	(2)	10,040	10,589
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/20	(2)	4,495	4,725
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/21	(2)	8,130	8,520
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/23		20,000	21,385
Pennsylvania Intergovernmental
Cooperation Auth. Rev.	5.250%	6/15/17	(1)	7,830	7,853
Pennsylvania Public School Building Auth.
Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/27	(4)	12,880	13,237
Pennsylvania Public School Building Auth.
Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/31	(4)	18,305	18,384
Pennsylvania State Univ. Rev.	5.250%	8/15/12		5,980	6,658
Pennsylvania State Univ. Rev.	5.000%	3/1/22		1,250	1,392
Pennsylvania State Univ. Rev.	5.000%	3/1/23		2,020	2,227
Pennsylvania State Univ. Rev.	5.000%	9/1/24		10,625	11,168
Pennsylvania State Univ. Rev.	5.000%	9/1/24		3,000	3,179
Pennsylvania State Univ. Rev.	5.250%	8/15/25		5,360	6,153
Pennsylvania State Univ. Rev.	5.000%	3/1/26		3,300	3,548
Pennsylvania State Univ. Rev.	5.000%	3/1/28		1,000	1,060
Pennsylvania State Univ. Rev.	5.000%	9/1/29		2,500	2,582
Pennsylvania State Univ. Rev.	5.000%	9/1/29		7,625	7,841
Pennsylvania Turnpike Comm.
Oil Franchise Tax Rev.	5.000%	12/1/13	(1)(Prere.)	6,000	6,842
Pennsylvania Turnpike Comm.
Oil Franchise Tax Rev.	5.000%	12/1/26	(2)	4,000	4,047
Pennsylvania Turnpike Comm.
Oil Franchise Tax Rev.	5.000%	12/1/27	(2)	3,000	3,019

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value¥
	Coupon	Date		($000)	($000)
Pennsylvania Turnpike Comm.
Registration Fee Rev. VRDO	1.100%	6/5/09	(4)	8,475	8,475
Pennsylvania Turnpike Comm. Rev.	3.000%	6/1/10	(12)	4,000	4,091
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11	(2)(Prere.)	1,505	1,657
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11	(2)(Prere.)	2,500	2,752
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11	(2)(Prere.)	1,000	1,101
Pennsylvania Turnpike Comm. Rev.	3.000%	6/1/12	(12)	2,015	2,078
Pennsylvania Turnpike Comm. Rev.	5.625%	6/1/12	(1)	9,000	9,712
Pennsylvania Turnpike Comm. Rev.	3.000%	6/1/13	(12)	2,500	2,573
Pennsylvania Turnpike Comm. Rev.	4.000%	6/1/14	(12)	1,565	1,669
Pennsylvania Turnpike Comm. Rev.	5.250%	7/15/27	(4)	4,000	4,459
Pennsylvania Turnpike Comm. Rev.	5.375%	6/1/28		12,785	13,351
Pennsylvania Turnpike Comm. Rev.	5.250%	7/15/28	(4)	9,375	10,437
Pennsylvania Turnpike Comm. Rev.	5.500%	12/1/31	(2)	17,610	18,004
Pennsylvania Turnpike Comm. Rev.	5.250%	12/1/32	(2)	16,000	16,244
Pennsylvania Turnpike Comm. Rev.	5.500%	6/1/33		17,920	18,735
Pennsylvania Turnpike Comm. Rev.	5.250%	6/1/36		12,435	12,622
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/38	(12)	6,340	6,404
Pennsylvania Turnpike Comm. Rev.	6.250%	6/1/38	(12)	19,595	21,774
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/39	(12)	22,525	22,737
Philadelphia PA Airport Parking Auth.	5.000%	9/1/13		3,260	3,511
Philadelphia PA Airport Parking Auth.	5.125%	2/15/24	(2)	1,045	1,047
Philadelphia PA Airport Parking Auth.	5.250%	9/1/29	(4)	3,530	3,532
Philadelphia PA Gas Works Rev.	5.250%	7/1/11	(4)	3,965	3,976
Philadelphia PA Gas Works Rev.	5.250%	8/1/11	(4)(Prere.)	8,000	8,716
Philadelphia PA Gas Works Rev.	5.375%	7/1/12	(4)	4,000	4,010
Philadelphia PA Gas Works Rev.	5.375%	7/1/14	(4)	4,310	4,318
Philadelphia PA Gas Works Rev.	5.375%	7/1/16	(4)	13,280	14,782
Philadelphia PA Gas Works Rev.	5.375%	7/1/18	(4)	11,555	12,797
Philadelphia PA Gas Works Rev.	5.000%	10/1/37	(2)	3,000	2,464
Philadelphia PA GO	5.250%	3/15/11	(4)(Prere.)	7,460	8,024
Philadelphia PA GO	5.250%	3/15/11	(4)(Prere.)	4,775	5,136
Philadelphia PA GO	5.250%	3/15/11	(4)(Prere.)	9,155	9,847
Philadelphia PA GO	5.250%	3/15/11	(4)(Prere.)	2,135	2,296
Philadelphia PA GO	5.000%	12/15/17	(4)	5,555	6,036
Philadelphia PA GO	5.000%	8/1/18	(1)	6,170	6,295
Philadelphia PA GO	5.000%	8/1/19	(1)	7,735	7,822
Philadelphia PA GO	5.000%	8/1/20	(1)	8,005	8,057
Philadelphia PA GO	5.000%	8/1/21	(1)	6,235	6,264
Philadelphia PA GO	5.000%	8/1/27	(11)	12,160	11,655
Philadelphia PA GO	7.125%	7/15/38	(12)	3,500	3,874
Philadelphia PA Hosp. & Higher Educ. Fac. Auth.
Rev. (Children’s Hosp. of Philadelphia) VRDO	0.200%	6/1/09		1,500	1,500
Philadelphia PA Hosp. & Higher Educ. Fac. Auth.
Rev. (Children’s Hosp. of Philadelphia) VRDO	0.200%	6/1/09		3,100	3,100
Philadelphia PA Hosp. & Higher Educ. Fac. Auth.
Rev. (Children’s Hosp. of Philadelphia) VRDO	0.200%	6/1/09		5,000	5,000
Philadelphia PA Hosp. & Higher Educ. Fac. Auth.
Rev. (Jefferson Health System)	5.125%	5/15/18	(2)	5,700	5,732
Philadelphia PA Hosp. & Higher Educ. Fac. Auth.
Rev. (Temple University Health System)	5.500%	7/1/30		5,000	3,940
Philadelphia PA IDA Rev.
(Philadelphia Airport System)	5.750%	6/15/10	(1)	4,440	4,454
Philadelphia PA IDA Rev.
(Philadelphia Airport System)	5.250%	6/15/15	(1)	5,695	5,704
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/15	(1)	3,000	3,137

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value¥
	Coupon	Date		($000)	($000)
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/17	(1)	2,255	2,335
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/19	(1)	2,815	2,887
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/20	(1)	2,000	2,045
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/22	(1)	5,275	5,357
Philadelphia PA School Dist. GO	5.250%	2/1/12	(4)	1,000	1,090
Philadelphia PA School Dist. GO	5.500%	2/1/12	(4)(Prere.)	1,800	1,989
Philadelphia PA School Dist. GO	5.500%	2/1/12	(4)(Prere.)	2,500	2,763
Philadelphia PA School Dist. GO	5.500%	2/1/12	(4)(Prere.)	2,000	2,210
Philadelphia PA School Dist. GO	5.500%	2/1/12	(4)(Prere.)	2,000	2,210
Philadelphia PA School Dist. GO	5.500%	2/1/12	(4)(Prere.)	1,000	1,105
Philadelphia PA School Dist. GO	5.500%	2/1/12	(4)(Prere.)	6,200	6,852
Philadelphia PA School Dist. GO	5.625%	8/1/12	(3)(Prere.)	1,000	1,128
Philadelphia PA School Dist. GO	5.625%	8/1/12	(3)(Prere.)	6,500	7,330
Philadelphia PA School Dist. GO	5.625%	8/1/12	(3)(Prere.)	6,000	6,766
Philadelphia PA School Dist. GO	5.625%	8/1/12	(3)(Prere.)	1,000	1,128
Philadelphia PA School Dist. GO	5.625%	8/1/12	(3)(Prere.)	10,235	11,541
Philadelphia PA School Dist. GO	5.625%	8/1/12	(3)(Prere.)	3,500	3,947
Philadelphia PA School Dist. GO	5.000%	6/1/26	(1)	5,000	5,110
Philadelphia PA School Dist. GO	6.000%	9/1/38		20,000	21,162
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/11	(1)	35,685	39,003
Philadelphia PA Water & Waste Water Rev.	6.250%	8/1/11	(1)	3,750	4,060
Philadelphia PA Water & Waste Water Rev.	5.250%	11/1/16	(1)	5,040	5,314
Philadelphia PA Water & Waste Water Rev.	5.250%	11/1/17	(1)	5,460	5,723
Philadelphia PA Water & Waste Water Rev.	5.600%	8/1/18	(1)(ETM)	925	1,084
Philadelphia PA Water & Waste Water Rev.	5.375%	11/1/19	(1)	4,155	4,352
Philadelphia PA Water & Waste Water Rev.	5.250%	1/1/32		5,000	5,004
Philadelphia PA Water & Waste Water Rev.	5.250%	1/1/36		3,000	2,953
Pittsburgh PA GO	5.500%	3/1/12	(2)(Prere.)	5,330	5,912
Pittsburgh PA GO	5.500%	3/1/12	(2)(Prere.)	2,015	2,235
Pittsburgh PA GO	5.500%	9/1/13	(2)	5,635	5,756
Pittsburgh PA GO	5.500%	9/1/14	(2)	12,000	12,806
Pittsburgh PA GO	5.500%	9/1/15	(2)	2,125	2,153
Pittsburgh PA School Dist. GO	0.000%	8/1/09	(2)	4,000	3,990
Pittsburgh PA School Dist. GO	5.375%	9/1/14	(4)	1,755	1,985
Pittsburgh PA School Dist. GO	5.500%	9/1/16	(4)	4,000	4,603
Pittsburgh PA School Dist. GO	5.500%	9/1/18	(4)	2,880	3,320
Pittsburgh PA Water & Sewer Auth. Rev.	5.125%	6/1/12	(2)(Prere.)	3,000	3,287
Pittsburgh PA Water & Sewer Auth. Rev.	7.250%	9/1/14	(3)(ETM)	17,070	19,536
Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/27	(3)(ETM)	1,935	783
Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/27	(3)	10,830	3,674
Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/28	(3)(ETM)	1,365	518
Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/28	(3)	7,600	2,391
Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/29	(3)(ETM)	4,725	1,687
Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/29	(3)	26,930	7,886
Pocono Mountain PA School Dist. GO	5.000%	9/1/31	(4)	9,000	9,022
Radnor Township PA School Dist.	5.000%	8/15/15	(4)(Prere.)	835	971
Radnor Township PA School Dist.	5.000%	2/15/35	(4)	1,665	1,670
Reading PA School Dist. GO	0.000%	1/15/15	(1)	9,260	7,113
Reading PA School Dist. GO	0.000%	1/15/16	(1)	9,270	6,718
Reading PA School Dist. GO	5.000%	1/15/29	(4)	6,120	6,223
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	5.750%	12/1/11	(Prere.)	2,225	2,491
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	5.875%	12/1/11	(Prere.)	9,660	10,845
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/11	(Prere.)	1,480	1,675

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value¥
	Coupon	Date		($000)	($000)
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/11	(Prere.)	1,425	1,613
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/11	(Prere.)	1,515	1,715
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/11	(Prere.)	2,390	2,705
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/11	(Prere.)	4,915	5,563
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/11	(Prere.)	1,850	2,094
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/13		520	549
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/14		500	525
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/15		530	554
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/16		835	871
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/17		1,725	1,797
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/18		650	675
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	5.750%	12/1/21		775	786
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	5.875%	12/1/31		2,840	2,729
Scranton PA School Dist. GO	5.250%	6/15/27	(10)	2,750	2,789
Scranton PA School Dist. GO	5.250%	6/15/31	(10)	2,375	2,360
Scranton-Lackawanna PA Health & Welfare
Auth. Rev. (Mercy Health System)	5.625%	1/1/16	(1)	5,490	5,491
Scranton-Lackawanna PA Health & Welfare
Auth. Rev. (Mercy Health System)	5.700%	1/1/23	(1)	9,205	8,657
Scranton-Lackawanna PA Health & Welfare
Auth. Rev. (Univ. of Scranton)	5.000%	11/1/32	(10)	3,850	3,632
Scranton-Lackawanna PA Health & Welfare
Auth. Rev. (Univ. of Scranton)	5.000%	11/1/37	(10)	5,100	4,701
Shamokin-Coal Township PA	5.000%	7/1/30	(4)	5,700	5,685
Shamokin-Coal Township PA	5.000%	7/1/36	(4)	8,500	8,159
Snyder County PA Higher Educ. Auth. Univ.
Rev. (Susquehanna Univ. Project)	5.000%	1/1/30	(11)	5,000	4,801
Somerset PA Area School Dist. GO	5.000%	3/15/25	(4)	7,090	7,448
South Fork PA Hosp. Auth. Rev.
(Conemaugh Valley Hosp.)	5.625%	7/1/10	(6)	860	867
South Fork PA Hosp. Auth. Rev.
(Conemaugh Valley Hosp.)	5.750%	7/1/18	(6)	7,000	7,207
Southcentral Pennsylvania General
Auth. Rev. (Wellspan Health)	6.000%	6/1/25		20,000	21,421
State Public School Building Auth. Pennsylvania
School Rev. (Daniel Boone School Dist.)	5.000%	4/1/13	(1)(Prere.)	10,000	11,253
State Public School Building Auth. Pennsylvania
School Rev. (Philadelphia School Dist.)	5.000%	6/1/13	(4)(Prere.)	30,800	34,838
State Public School Building Auth. Pennsylvania
School Rev. (Philadelphia School Dist.)	5.250%	6/1/13	(4)(Prere.)	9,280	10,586
Swarthmore Borough Auth. PA College Rev.	5.000%	9/15/30		21,000	21,553
Uniontown PA Area School Dist. GO	5.500%	10/1/12	(4)(Prere.)	9,950	11,283

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value¥
	Coupon	Date		($000)	($000)
Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania
(Univ. Capital Project)	5.500%	9/15/24		3,000	3,323
Warwick PA School Dist. GO	5.375%	8/15/11	(3)(Prere.)	2,435	2,663
Warwick PA School Dist. GO	5.375%	8/15/11	(3)(Prere.)	2,570	2,811
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.250%	7/1/10	(2)	1,750	1,778
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.125%	7/1/11	(2)(ETM)	330	356
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.125%	7/1/11	(2)	1,510	1,578
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.125%	7/1/12	(2)	1,935	1,973
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.250%	7/1/13	(2)	2,035	2,080
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.375%	7/1/14	(2)	1,640	1,678
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.375%	7/1/15	(2)	2,250	2,298
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.500%	7/1/16	(2)	2,375	2,426
West Chester PA Area School Dist. GO	4.500%	5/15/27	(4)	17,500	17,617
West Chester PA Area School Dist. GO	5.000%	5/15/28	(1)	7,480	7,777
West Cornwall Township PA Muni. Auth.
College Rev. (Elizabethtown College)	6.000%	12/15/11	(Prere.)	2,650	2,970
West Cornwall Township PA Muni. Auth.
College Rev. (Elizabethtown College)	6.000%	12/15/11	(Prere.)	2,000	2,242
West Jefferson Hills PA School Dist. GO	5.200%	8/1/11	(4)(Prere.)	1,020	1,111
West Jefferson Hills PA School Dist. GO	5.200%	8/1/11	(4)(Prere.)	1,080	1,176
West Jefferson Hills PA School Dist. GO	5.200%	8/1/17	(4)	935	996
West Jefferson Hills PA School Dist. GO	5.200%	8/1/18	(4)	980	1,030
Westmoreland County PA Muni. Auth. Rev.	5.250%	8/15/15	(4)(Prere.)	3,490	4,094
Westmoreland County PA Muni. Auth. Rev.	6.125%	7/1/17	(1)(ETM)	7,795	9,179
Westmoreland County PA Muni. Auth.
Service Water Rev.	0.000%	8/15/15	(3)	5,000	3,887
Westmoreland County PA Muni. Auth.
Service Water Rev.	0.000%	8/15/23	(1)	5,000	2,458
Westmoreland County PA Muni. Auth.
Service Water Rev.	0.000%	8/15/24	(1)	4,000	1,680
Wilkes-Barre PA Finance Auth. Rev.
(Wilkes Univ. Project)	5.000%	3/1/27		2,200	1,863
Wilkes-Barre PA Finance Auth. Rev.
(Wilkes Univ. Project)	5.000%	3/1/37		3,000	2,358
Wyoming PA Area School Dist.	5.000%	9/1/26	(1)	2,000	2,011
Wyoming PA Area School Dist.	5.000%	9/1/29	(1)	5,125	5,041
York County PA	5.000%	6/1/33	(1)	6,000	6,036
York County PA Solid Waste & Refuse Auth. Rev.	5.500%	12/1/13	(1)	6,750	7,553
York County PA Solid Waste & Refuse Auth. Rev.	5.500%	12/1/14	(1)	4,050	4,561
					2,516,142
Puerto Rico (3.9%)
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/20		5,300	5,372
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/21	(1)	5,000	5,033
Puerto Rico GO	5.500%	7/1/18	(1)	10,000	10,103
Puerto Rico GO	5.500%	7/1/20	(3)	6,000	5,953
Puerto Rico GO	5.500%	7/1/22	(3)	8,960	8,624
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/19	(1)	17,000	16,993

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value¥
	Coupon	Date		($000)	($000)
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/20	(1)	14,610	14,567
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/23	(2)	10,000	9,501
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	0.000%	7/1/30	(3)	14,905	3,098
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	0.000%	7/1/31	(3)	28,695	5,522
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.750%	7/1/22	(ETM)	10	12
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.750%	7/1/22		4,990	4,873
Puerto Rico Public Finance Corp.	6.000%	8/1/26	(ETM)	10,875	13,252
					102,903
Virgin Islands (0.1%)
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/12		2,000	2,038
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/20		1,750	1,700
					3,738
Total Tax-Exempt Municipal Bonds (Cost $2,625,313)					2,622,783
Other Assets and Liabilities (0.5%)
Other Assets					43,146
Liabilities					(30,153)
					12,993
Net Assets (100%)					2,635,776

At May 31, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	2,664,238
Undistributed Net Investment Income	-
Accumulated Net Realized Losses	(25,906)
Unrealized Appreciation (Depreciation)
Investment Securities	(2,530)
Futures Contracts	(26)
Net Assets	2,635,776

Investor Shares-Net Assets
Applicable to 59,373,568 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	638,623
Net Asset Value Per Share-Investor Shares	$10.76

Admiral Shares-Net Assets
Applicable to 185,677,697 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,997,153
Net Asset Value Per Share-Admiral Shares	$10.76

¥ See Note A in Notes to Financial Statements.

1	Securities with a value of $746,000 have been segregated as initial margin for open futures contracts.
2

Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of May 31, 2009.
  A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS	-Auction Rate Security.
BAN	-Bond Anticipation Note.
COP	-Certificate of Participation.
CP	-Commercial Paper.
FR	-Floating Rate.
GAN	-Grant Anticipation Note.
GO	-General Obligation Bond.
IDA	-Industrial Development Authority Bond.
IDR	-Industrial Development Revenue Bond.
PCR	-Pollution Control Revenue Bond.
PUT	-Put Option Obligation.
RAN	-Revenue Anticipation Note.
TAN	-Tax Anticipation Note.
TOB	-Tender Option Bond.
TRAN	-Tax Revenue Anticipation Note.
UFSD	-Union Free School District.
USD	-United School District.
VRDO	-Variable Rate Demand Obligation.
(ETM)	-Escrowed to Maturity.
(Prere.)	-Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1)	MBIA (Municipal Bond Insurance Association).
(2)	AMBAC (Ambac Assurance Corporation).
(3)	FGIC (Financial Guaranty Insurance Company).
(4)	FSA (Financial Security Assurance).
(5)	BIGI (Bond Investors Guaranty Insurance).
(6)	Connie Lee Inc.
(7)	FHA (Federal Housing Authority).
(8)	CapMAC (Capital Markets Assurance Corporation).
(9)	American Capital Access Financial Guaranty Corporation.
(10)	XL Capital Assurance Inc.
(11)	CIFG (CDC IXIS Financial Guaranty).
(12)	Assured Guaranty Corp.
(13)	National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC	-Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2009
($000)
Investment Income
Income
Interest	57,376
Total Income	57,376
Expenses
The Vanguard Group-Note B
Investment Advisory Services	124
Management and Administrative-Investor Shares	479
Management and Administrative-Admiral Shares	755
Marketing and Distribution-Investor Shares	94
Marketing and Distribution-Admiral Shares	262
Custodian Fees	11
Shareholders’ Reports-Investor Shares	6
Shareholders’ Reports-Admiral Shares	2
Trustees’ Fees and Expenses	2
Total Expenses	1,735
Net Investment Income	55,641
Realized Net Gain (Loss)
Investment Securities Sold	489
Futures Contracts	(4,743)
Realized Net Gain (Loss)	(4,254)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	136,265
Futures Contracts	2,303
Change in Unrealized Appreciation (Depreciation)	138,568
Net Increase (Decrease) in Net Assets Resulting from Operations	189,955

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	55,641	112,477
Realized Net Gain (Loss)	(4,254)	(18,750)
Change in Unrealized Appreciation (Depreciation)	138,568	(208,344)
Net Increase (Decrease) in Net Assets Resulting from Operations	189,955	(114,617)
Distributions
Net Investment Income
Investor Shares	(13,468)	(28,060)
Admiral Shares	(42,173)	(84,417)
Realized Capital Gain
Investor Shares	-	(1,252)
Admiral Shares	-	(3,634)
Total Distributions	(55,641)	(117,363)
Capital Share Transactions
Investor Shares	12,590	15,015
Admiral Shares	81,208	154,590
Net Increase (Decrease) from Capital Share Transactions	93,798	169,605
Total Increase (Decrease)	228,112	(62,375)
Net Assets
Beginning of Period	2,407,664	2,470,039
End of Period	2,635,776	2,407,664

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
	Six
	Months
	Ended	Year Ended November 30,
For a Share Outstanding	May 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.19	$11.18	$11.47	$11.32	$11.53	$11.74
Investment Operations
Net Investment Income	.229	.483	.505	.513	.520	.528
Net Realized and Unrealized Gain (Loss)
on Investments	.570	(.968)	(.252)	.179	(.165)	(.148)
Total from Investment Operations	.799	(.485)	.253	.692	.355	.380
Distributions
Dividends from Net Investment Income	(.229)	(.483)	(.505)	(.513)	(.520)	(.528)
Distributions from Realized Capital Gains	-	(.022)	(.038)	(.029)	(.045)	(.062)
Total Distributions	(.229)	(.505)	(.543)	(.542)	(.565)	(.590)
Net Asset Value, End of Period	$10.76	$10.19	$11.18	$11.47	$11.32	$11.53

Total Return[1]	7.90%	-4.48%	2.30%	6.30%	3.10%	3.32%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$639	$593	$636	$668	$705	$1,444
Ratio of Total Expenses to
Average Net Assets	0.20%[2]	0.15%	0.15%	0.16%	0.16%	0.14%
Ratio of Net Investment Income to
Average Net Assets	4.36%[2]	4.46%	4.50%	4.55%	4.51%	4.54%
Portfolio Turnover Rate	14%[2]	24%	14%	17%	14%	12%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares
	Six
	Months
	Ended	Year Ended November 30,
For a Share Outstanding	May 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.19	$11.18	$11.47	$11.32	$11.53	$11.74
Investment Operations
Net Investment Income	.233	.491	.513	.522	.528	.534
Net Realized and Unrealized Gain (Loss)
on Investments	.570	(.968)	(.252)	.179	(.165)	(.148)
Total from Investment Operations	.803	(.477)	.261	.701	.363	.386
Distributions
Dividends from Net Investment Income	(.233)	(.491)	(.513)	(.522)	(.528)	(.534)
Distributions from Realized Capital Gains	-	(.022)	(.038)	(.029)	(.045)	(.062)
Total Distributions	(.233)	(.513)	(.551)	(.551)	(.573)	(.596)
Net Asset Value, End of Period	$10.76	$10.19	$11.18	$11.47	$11.32	$11.53

Total Return	7.95%	-4.41%	2.38%	6.37%	3.18%	3.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,997	$1,815	$1,834	$1,722	$1,577	$828
Ratio of Total Expenses to
Average Net Assets	0.12%[1]	0.08%	0.08%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	4.44%[1]	4.53%	4.57%	4.62%	4.58%	4.60%
Portfolio Turnover Rate	14%[1]	24%	14%	17%	14%	12%
1 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Pennsylvania Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the Commonwealth of Pennsylvania. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2005Ð2008) and for the period ended May 31, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Pennsylvania Long-Term Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2009, the fund had contributed capital of $651,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.26% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2008, the fund had available realized losses of $22,447,000 to offset future net capital gains through November 30, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

The fund had realized losses totaling $1,534,000 through November 30, 2008, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At May 31, 2009, the cost of investment securities for tax purposes was $2,626,847,000. Net unrealized depreciation of investment securities for tax purposes was $4,064,000, consisting of unrealized gains of $79,240,000 on securities that had risen in value since their purchase and $83,304,000 in unrealized losses on securities that had fallen in value since their purchase.

At May 31, 2009, the aggregate settlement value of open futures contracts expiring in September 2009 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
30-Year U.S. Treasury Bond	(82)	9,648	(26)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Pennsylvania Long-Term Tax-Exempt Fund

D. During the six months ended May 31, 2009, the fund purchased $293,636,000 of investment securities and sold $163,858,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	May 31, 2009		November 30, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	93,242	8,868	183,247	16,901
Issued in Lieu of Cash Distributions	10,162	962	21,934	2,039
Redeemed	(90,814)	(8,626)	(190,166)	(17,624)
Net Increase (Decrease)-Investor Shares	12,590	1,204	15,015	1,316
Admiral Shares
Issued	194,985	18,499	435,275	40,293
Issued in Lieu of Cash Distributions	28,341	2,683	60,709	5,644
Redeemed	(142,118)	(13,614)	(341,394)	(31,816)
Net Increase (Decrease)-Admiral Shares	81,208	7,568	154,590	14,121

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1-Quoted prices in active markets for identical securities.

Level 2-Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3-Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of May 31, 2009, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1-Quoted prices	-	(26)
Level 2-Other significant observable inputs	2,622,783	-
Level 3-Significant unobservable inputs	-	-
Total	2,622,783	(26)

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	11/30/2008	5/31/2009	Period
Based on Actual Fund Return
Pennsylvania Tax-Exempt Money Market Fund	$1,000.00	$1,003.99	$0.85
Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,079.05	$1.04
Admiral Shares	1,000.00	1,079.48	0.62

Based on Hypothetical 5% Yearly Return
Pennsylvania Tax-Exempt Money Market Fund	$1,000.00	$1,024.08	$0.86
Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,023.93	$1.01
Admiral Shares	1,000.00	1,024.33	0.61

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Pennsylvania Tax-Exempt Money Market Fund, 0.17%; for the Pennsylvania Long-Term Tax-Exempt Fund Investor Shares, 0.20%, and Admiral Shares, 0.12%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Pennsylvania Tax-Exempt Money Market Fund and Vanguard Pennsylvania Long-Term Tax-Exempt Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard-through it’s Fixed Income Group-serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations and have slightly outperformed their respective peer-group funds, and that their results have been consistent with their investment strategies.

Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that the funds’ expense ratios were far below the average expense ratios charged by funds in each fund’s peer group. The board noted that the funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

SEC Yields. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 157 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Chairman of the Board and Interested Trustee	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
Occupation(s) During the Past Five Years: Retired
John J. Brennan[1]	Chairman and Chief Executive Officer of Rohm and
Born 1954. Trustee Since May 1987. Chairman of	Haas Co. (chemicals); President of Rohm and Haas Co.
the Board. Principal Occupation(s) During the Past Five	(2006–2008); Board Member of American Chemistry
Years: Chairman of the Board and Director/Trustee of	Council; Director of Tyco International, Ltd. (diversified
The Vanguard Group, Inc., and of each of the investment	manufacturing and services) and Hewlett-Packard Co.
companies served by The Vanguard Group; Chief	(electronic computer manufacturing); Trustee of The
Executive Officer and President of The Vanguard Group	Conference Board.
and of each of the investment companies served by The
Vanguard Group (1996–2008).
Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Independent Trustees	Occupation(s) During the Past Five Years: President of
the University of Pennsylvania; Christopher H. Browne
Distinguished Professor of Political Science in the School
Charles D. Ellis	of Arts and Sciences with Secondary Appointments
Born 1937. Trustee Since January 2001. Principal	at the Annenberg School for Communication and the
Occupation(s) During the Past Five Years: Applecore	Graduate School of Education of the University of
Partners (pro bono ventures in education); Senior	Pennsylvania; Director of Carnegie Corporation of
Advisor to Greenwich Associates (international business	New York, Schuylkill River Development Corporation,
strategy consulting); Successor Trustee of Yale University;	and Greater Philadelphia Chamber of Commerce;
Overseer of the Stern School of Business at New York	Trustee of the National Constitution Center.
University; Trustee of the Whitehead Institute for
Biomedical Research.
JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Emerson U. Fullwood	Occupation(s) During the Past Five Years: Retired
Born 1948. Trustee Since January 2008. Principal	Corporate Vice President, Chief Global Diversity Officer,
Occupation(s) During the Past Five Years: Retired	and Member of the Executive Committee of Johnson &
Executive Chief Staff and Marketing Officer for North	Johnson (pharmaceuticals/consumer products); Vice
America and Corporate Vice President of Xerox	President and Chief Information Officer (1997–2005)
Corporation (photocopiers and printers); Director of	of Johnson & Johnson; Director of the University
SPX Corporation (multi-industry manufacturing), the	Medical Center at Princeton and Women’s Research
United Way of Rochester, the Boy Scouts of America,	and Education Institute.
Amerigroup Corporation (direct health and medical
insurance carriers), and Monroe Community College
Foundation.

André F. Perold	F. William McNabb III[1]
Born 1952. Trustee Since December 2004. Principal	Born 1957. Chief Executive Officer Since August 2008.
Occupation(s) During the Past Five Years: George Gund	President Since March 2008. Principal Occupation(s)
Professor of Finance and Banking, Senior Associate	During the Past Five Years: Director of The Vanguard
Dean, and Director of Faculty Recruiting, Harvard	Group, Inc., since 2008; Chief Executive Officer and
Business School; Director and Chairman of UNX, Inc.	President of The Vanguard Group and of each of the
(equities trading firm); Chair of the Investment	investment companies served by The Vanguard Group
Committee of HighVista Strategies LLC (private	since 2008; Director of Vanguard Marketing Corporation;
investment firm).	Managing Director of The Vanguard Group (1995–2008)

Alfred M. Rankin, Jr.	Heidi Stam[1]
Born 1941. Trustee Since January 1993. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: Chairman,	Occupation(s) During the Past Five Years: Managing
President, Chief Executive Officer, and Director of	Director of The Vanguard Group, Inc., since 2006;
NACCO Industries, Inc. (forklift trucks/housewares/	General Counsel of The Vanguard Group since 2005;
lignite); Director of Goodrich Corporation (industrial	Secretary of The Vanguard Group and of each of the
products/aircraft systems and services).	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Vanguard Marketing Corporation since 2005; Principal
J. Lawrence Wilson	of The Vanguard Group (1997–2006).
Born 1936. Trustee Since April 1985. Principal
Occupation(s) During the Past Five Years: Retired
Chairman and Chief Executive Officer of Rohm and	Vanguard Senior Management Team
Haas Co. (chemicals); Director of Cummins Inc. (diesel
engines) and AmerisourceBergen Corp. (pharmaceutical
distribution); Trustee of Vanderbilt University and of	R. Gregory Barton	Michael S. Miller
Culver Educational Foundation.	Mortimer J. Buckley	James M. Norris
	Kathleen C. Gubanich	Glenn W. Reed
	Paul A. Heller	George U. Sauter
Executive Officers

Founder
Thomas J. Higgins[1]
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five	John C. Bogle
Years: Principal of The Vanguard Group, Inc.; Chief	Chairman and Chief Executive Officer, 1974–1996
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008).

Kathryn J. Hyatt[1]
Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal of
The Vanguard Group, Inc.; Treasurer of each of the
investment companies served by The Vanguard
Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
(1988–2008).

1	These individuals are “interested persons” as defined in the Investment Company Act of 1940.
2	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People
With Hearing Impairment > 800-952-3335

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
and searching for “proxy voting guidelines,” or by calling
Vanguard at 800-662-2739. The guidelines are also
available from the SEC’s website, www.sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the	© 2009 The Vanguard Group, Inc.
Public Reference Section, Securities and Exchange	All rights reserved.
Commission, Washington, DC 20549-0102.	Vanguard Marketing Corporation,
Distributor
Q772 072009

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
___________________________
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
___________________________
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 15, 2009

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
___________________________
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 15, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.